UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2011

Item 1. Reports to Stockholders

Fidelity Fifty®

Semiannual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Actual	.96%	$ 1,000.00	$ 922.10	$ 4.64
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.31	$ 4.88

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.3	3.1
Intuit, Inc.	5.0	3.6
Keyera Corp.	5.0	3.2
MasterCard, Inc. Class A	4.7	4.0
Union Pacific Corp.	4.4	0.0
Citrix Systems, Inc.	4.4	0.0
Fifth Third Bancorp	4.1	0.0
Apple, Inc.	3.7	2.1
Perrigo Co.	3.5	2.5
Edwards Lifesciences Corp.	3.4	3.0
	43.5
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	20.1
Energy	16.1	14.2
Health Care	15.6	16.8
Financials	11.2	2.9
Consumer Staples	10.6	12.2
Asset Allocation (% of fund's net assets)
As of December 31, 2011*		As of June 30, 2011**
	Stocks 99.6%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	9.0%	** Foreign investments	14.6%

Semiannual Report

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 4.1%
McDonald's Corp.	151,800	$ 15,230,094
Starbucks Corp.	178,300	8,203,583
Wyndham Worldwide Corp.	98,000	3,707,340
		27,141,017
Household Durables - 1.2%
PulteGroup, Inc. (a)	1,236,000	7,799,160
Specialty Retail - 3.2%
TJX Companies, Inc.	323,000	20,849,650
Textiles, Apparel & Luxury Goods - 0.7%
G-III Apparel Group Ltd. (a)	193,900	4,830,049
TOTAL CONSUMER DISCRETIONARY		60,619,876
CONSUMER STAPLES - 10.6%
Beverages - 1.5%
The Coca-Cola Co.	140,000	9,795,800
Food & Staples Retailing - 2.1%
Wal-Mart Stores, Inc.	233,000	13,924,080
Food Products - 0.5%
Smithfield Foods, Inc. (a)	136,000	3,302,080
Personal Products - 3.6%
Estee Lauder Companies, Inc. Class A	136,000	15,275,520
Nu Skin Enterprises, Inc. Class A	174,000	8,451,180
		23,726,700
Tobacco - 2.9%
British American Tobacco PLC sponsored ADR	200,500	19,023,440
TOTAL CONSUMER STAPLES		69,772,100
ENERGY - 16.1%
Energy Equipment & Services - 3.4%
Cameron International Corp. (a)	215,000	10,575,850
National Oilwell Varco, Inc.	174,000	11,830,260
		22,406,110
Oil, Gas & Consumable Fuels - 12.7%
Cabot Oil & Gas Corp.	36,500	2,770,350
Chevron Corp.	125,861	13,391,610
EQT Corp.	1,000	54,790
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	410,859	$ 34,824,410
Keyera Corp. (d)	663,993	32,599,813
		83,640,973
TOTAL ENERGY		106,047,083
FINANCIALS - 11.2%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	89,000	4,417,960
Morgan Stanley	603,600	9,132,468
		13,550,428
Commercial Banks - 4.1%
Fifth Third Bancorp	2,145,000	27,284,400
Insurance - 3.5%
Lincoln National Corp.	839,000	16,293,380
Torchmark Corp.	151,000	6,551,890
		22,845,270
Real Estate Investment Trusts - 1.5%
Prologis, Inc.	346,500	9,906,435
TOTAL FINANCIALS		73,586,533
HEALTH CARE - 15.6%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	2,700	193,050
Biogen Idec, Inc. (a)	154,600	17,013,730
		17,206,780
Health Care Equipment & Supplies - 3.4%
Edwards Lifesciences Corp. (a)	317,000	22,411,900
Health Care Providers & Services - 3.1%
UnitedHealth Group, Inc.	403,700	20,459,516
Pharmaceuticals - 6.4%
Eli Lilly & Co.	15,000	623,400
Johnson & Johnson	167,500	10,984,650
Perrigo Co.	238,000	23,157,400
Sanofi-aventis sponsored ADR	200,000	7,308,000
		42,073,450
TOTAL HEALTH CARE		102,151,646
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 8.2%
Electrical Equipment - 1.5%
Polypore International, Inc. (a)(d)	222,830	$ 9,802,292
Machinery - 0.3%
Cummins, Inc.	19,700	1,733,994
Road & Rail - 6.4%
CSX Corp.	624,000	13,141,440
Union Pacific Corp.	276,000	29,239,440
		42,380,880
TOTAL INDUSTRIALS		53,917,166
INFORMATION TECHNOLOGY - 23.5%
Computers & Peripherals - 3.7%
Apple, Inc. (a)	59,726	24,189,030
Internet Software & Services - 1.6%
Google, Inc. Class A (a)	15,700	10,140,630
IT Services - 6.6%
International Business Machines Corp.	70,000	12,871,600
MasterCard, Inc. Class A	82,500	30,757,650
		43,629,250
Software - 11.6%
Citrix Systems, Inc. (a)	478,800	29,072,736
Fair Isaac Corp.	103,000	3,691,520
Intuit, Inc.	631,000	33,184,290
salesforce.com, Inc. (a)	102,000	10,348,920
		76,297,466
TOTAL INFORMATION TECHNOLOGY		154,256,376
MATERIALS - 2.0%
Chemicals - 2.0%
W.R. Grace & Co. (a)	291,500	13,385,680
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	600	22,074
TOTAL MATERIALS		13,407,754
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A	105,000	6,301,050
Common Stocks - continued
	Shares	Value
UTILITIES - 2.2%
Electric Utilities - 0.7%
Duke Energy Corp.	215,000	$ 4,730,000
Gas Utilities - 1.5%
ONEOK, Inc.	114,000	9,882,660
TOTAL UTILITIES		14,612,660
TOTAL COMMON STOCKS (Cost $633,214,109)		654,672,244
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.11% (b)	1,906,194	1,906,194
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	5,313,350	5,313,350
TOTAL MONEY MARKET FUNDS (Cost $7,219,544)		7,219,544
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $640,433,653)		661,891,788
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,826,500)
NET ASSETS - 100%		$ 657,065,288
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,131
Fidelity Securities Lending Cash Central Fund	41,852
Total	$ 49,983
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,092,970) - See accompanying schedule: Unaffiliated issuers (cost $633,214,109)	$ 654,672,244
Fidelity Central Funds (cost $7,219,544)	7,219,544
Total Investments (cost $640,433,653)		$ 661,891,788
Receivable for investments sold		2,591,229
Receivable for fund shares sold		714,739
Dividends receivable		480,748
Distributions receivable from Fidelity Central Funds		1,653
Prepaid expenses		2,228
Other receivables		440,005
Total assets		666,122,390

Liabilities
Payable for investments purchased	$ 871,678
Payable for fund shares redeemed	2,248,074
Accrued management fee	426,728
Other affiliated payables	172,912
Other payables and accrued expenses	24,360
Collateral on securities loaned, at value	5,313,350
Total liabilities		9,057,102

Net Assets		$ 657,065,288
Net Assets consist of:
Paid in capital		$ 985,357,704
Distributions in excess of net investment income		(236,315)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(349,515,416)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,459,315
Net Assets, for 37,676,958 shares outstanding		$ 657,065,288
Net Asset Value, offering price and redemption price per share ($657,065,288 ÷ 37,676,958 shares)		$ 17.44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2011 (Unaudited)
Investment Income
Dividends		$ 4,087,773
Interest		8
Income from Fidelity Central Funds		49,983
Total income		4,137,764

Expenses
Management fee Basic fee	$ 1,945,375
Performance adjustment	231,332
Transfer agent fees	956,582
Accounting and security lending fees	127,994
Custodian fees and expenses	28,127
Independent trustees' compensation	2,291
Registration fees	18,226
Audit	25,577
Legal	2,700
Miscellaneous	3,336
Total expenses before reductions	3,341,540
Expense reductions	(62,246)	3,279,294
Net investment income (loss)		858,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,581,268)
Foreign currency transactions	(9,640)
Total net realized gain (loss)		(38,590,908)
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,575,702)
Assets and liabilities in foreign currencies	(5,323)
Total change in net unrealized appreciation (depreciation)		(30,581,025)
Net gain (loss)		(69,171,933)
Net increase (decrease) in net assets resulting from operations		$ (68,313,463)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 858,470	$ 2,788,435
Net realized gain (loss)	(38,590,908)	142,775,602
Change in net unrealized appreciation (depreciation)	(30,581,025)	82,974,653
Net increase (decrease) in net assets resulting from operations	(68,313,463)	228,538,690
Distributions to shareholders from net investment income	(2,053,471)	(3,894,838)
Share transactions Proceeds from sales of shares	37,128,568	153,070,782
Reinvestment of distributions	2,000,531	3,796,707
Cost of shares redeemed	(137,063,996)	(202,176,588)
Net increase (decrease) in net assets resulting from share transactions	(97,934,897)	(45,309,099)
Total increase (decrease) in net assets	(168,301,831)	179,334,753

Net Assets
Beginning of period	825,367,119	646,032,366
End of period (including distributions in excess of net investment income of $236,315 and undistributed net investment income of $958,686, respectively)	$ 657,065,288	$ 825,367,119
Other Information Shares
Sold	2,111,105	8,809,200
Issued in reinvestment of distributions	116,157	236,504
Redeemed	(8,064,545)	(11,836,889)
Net increase (decrease)	(5,837,283)	(2,791,185)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.97	$ 13.95	$ 12.59	$ 19.95	$ 26.09	$ 23.62
Income from Investment Operations
Net investment income (loss) D	.02	.06	.07	.09	(.02)	.07
Net realized and unrealized gain (loss)	(1.50)	5.05	1.35	(7.36)	(1.85)	4.27
Total from investment operations	(1.48)	5.11	1.42	(7.27)	(1.87)	4.34
Distributions from net investment income	(.05)	(.09)	(.05)	(.05)	(.02)	(.09)
Distributions from net realized gain	-	-	(.02)	(.04)	(4.25)	(1.78)
Total distributions	(.05)	(.09)	(.06) J	(.09)	(4.27)	(1.87)
Redemption fees added to paid in capital	-	-	-	-	-	- D,H,I
Net asset value, end of period	$ 17.44	$ 18.97	$ 13.95	$ 12.59	$ 19.95	$ 26.09
Total Return B,C	(7.79)%	36.71%	11.26%	(36.47)%	(8.50)%	20.47%
Ratios to Average Net Assets E,G
Expenses before reductions	.96% A	.71%	.73%	.71%	.99%	.84%
Expenses net of fee waivers, if any	.96% A	.71%	.73%	.71%	.99%	.84%
Expenses net of all reductions	.94% A	.69%	.69%	.70%	.98%	.83%
Net investment income (loss)	.25% A	.36%	.50%	.67%	(.08)%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 657,065	$ 825,367	$ 646,032	$ 691,141	$ 1,302,477	$ 1,487,452
Portfolio turnover rate F	253% A	257%	246%	424%	173%	236%

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H The redemption fee was eliminated during the year ended June 30, 2007. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2011 (Unaudited)

1. Organization.

Fidelity Fifty (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 41,617,325
Gross unrealized depreciation	(23,705,498)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,911,827

Tax cost	$ 643,979,961

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (309,884,990)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $883,782,619 and $980,285,456, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $44,917 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,016 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $41,852. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62,214 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $32.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fifty

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fifty

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group. "The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Fifty

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FIF-USAN-0212
1.787779.108

Fidelity®

Fund

Semiannual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Fidelity Fund	.59%
Actual		$ 1,000.00	$ 913.60	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 3.00
Class K	.43%
Actual		$ 1,000.00	$ 914.50	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.97	$ 2.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.0	3.8
Chevron Corp.	3.1	2.8
Exxon Mobil Corp.	2.3	1.2
Google, Inc. Class A	2.2	0.4
The Coca-Cola Co.	2.1	1.8
Philip Morris International, Inc.	2.0	1.6
Union Pacific Corp.	2.0	2.1
Wells Fargo & Co.	1.9	2.0
JPMorgan Chase & Co.	1.7	1.8
Ralph Lauren Corp.	1.7	0.0
	25.0
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	17.5
Consumer Staples	14.7	11.4
Health Care	12.4	12.2
Energy	11.1	15.3
Financials	10.9	12.4
Asset Allocation (% of fund's net assets)
As of December 31, 2011 *		As of June 30, 2011 **
	Stocks 99.3%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	15.0%	** Foreign investments	19.4%

Semiannual Report

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Hotels, Restaurants & Leisure - 3.9%
McDonald's Corp.	693,300	$ 69,559
Starbucks Corp.	1,680,400	77,315
Yum! Brands, Inc.	733,300	43,272
		190,146
Household Durables - 0.2%
Tempur-Pedic International, Inc. (a)	236,100	12,402
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	270,300	46,789
Media - 1.7%
The Walt Disney Co.	1,204,600	45,173
Time Warner, Inc.	1,020,600	36,884
		82,057
Specialty Retail - 1.5%
Lowe's Companies, Inc.	1,485,900	37,712
TJX Companies, Inc.	534,400	34,496
		72,208
Textiles, Apparel & Luxury Goods - 1.8%
Ralph Lauren Corp.	591,373	81,657
VF Corp.	38,300	4,864
		86,521
TOTAL CONSUMER DISCRETIONARY		490,123
CONSUMER STAPLES - 14.7%
Beverages - 3.7%
Beam, Inc.	169,300	8,673
Dr Pepper Snapple Group, Inc.	1,006,200	39,725
Grupo Modelo SAB de CV Series C	5,021,100	31,840
The Coca-Cola Co.	1,480,300	103,577
		183,815
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	1,025,800	41,832
Drogasil SA	1,580,678	11,003
Walgreen Co.	417,300	13,796
		66,631
Food Products - 2.0%
Danone	415,100	26,097
Diamond Foods, Inc.	465,300	15,015
Green Mountain Coffee Roasters, Inc. (a)	294,400	13,204
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	366,300	$ 13,685
Mead Johnson Nutrition Co. Class A	432,800	29,746
		97,747
Household Products - 1.5%
Colgate-Palmolive Co.	419,200	38,730
Kimberly-Clark Corp.	483,200	35,544
		74,274
Personal Products - 1.0%
Herbalife Ltd.	900,200	46,513
Tobacco - 5.1%
British American Tobacco PLC (United Kingdom)	738,200	35,024
Imperial Tobacco Group PLC	977,022	36,950
Japan Tobacco, Inc.	9,575	45,035
Lorillard, Inc.	319,400	36,412
Philip Morris International, Inc.	1,262,300	99,065
		252,486
TOTAL CONSUMER STAPLES		721,466
ENERGY - 11.1%
Oil, Gas & Consumable Fuels - 11.1%
Anadarko Petroleum Corp.	483,800	36,928
Apache Corp.	172,700	15,643
BP PLC sponsored ADR	407,900	17,434
Bumi PLC	548,942	7,503
Chevron Corp.	1,447,100	153,971
EV Energy Partners LP	319,600	21,062
Exxon Mobil Corp.	1,351,600	114,562
Gulfport Energy Corp. (a)	667,000	19,643
Occidental Petroleum Corp.	834,200	78,165
Royal Dutch Shell PLC Class B sponsored ADR	851,400	64,715
Valero Energy Corp.	893,200	18,802
		548,428
FINANCIALS - 10.9%
Capital Markets - 0.8%
Morgan Stanley	1,495,200	22,622
T. Rowe Price Group, Inc.	295,300	16,817
		39,439
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 4.2%
M&T Bank Corp.	171,200	$ 13,069
SunTrust Banks, Inc.	1,486,300	26,308
U.S. Bancorp	1,824,100	49,342
Wells Fargo & Co.	3,440,667	94,825
Zions Bancorporation	1,445,651	23,535
		207,079
Consumer Finance - 1.5%
American Express Co.	1,078,892	50,891
Discover Financial Services	902,600	21,662
		72,553
Diversified Financial Services - 2.5%
Citigroup, Inc.	1,517,010	39,913
JPMorgan Chase & Co.	2,493,000	82,892
		122,805
Insurance - 0.7%
The Chubb Corp.	530,300	36,707
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.	331,600	43,307
Real Estate Management & Development - 0.3%
The St. Joe Co. (a)(d)	870,731	12,765
TOTAL FINANCIALS		534,655
HEALTH CARE - 12.4%
Biotechnology - 4.0%
Acorda Therapeutics, Inc. (a)	656,637	15,654
Alexion Pharmaceuticals, Inc. (a)	222,500	15,909
Amgen, Inc.	1,199,400	77,013
Biogen Idec, Inc. (a)	377,500	41,544
Theravance, Inc. (a)	727,100	16,069
Vertex Pharmaceuticals, Inc. (a)	859,700	28,551
		194,740
Health Care Equipment & Supplies - 0.5%
C. R. Bard, Inc.	37,600	3,215
Covidien PLC	511,800	23,036
		26,251
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.3%
Henry Schein, Inc. (a)	296,700	$ 19,116
McKesson Corp.	549,200	42,788
		61,904
Pharmaceuticals - 6.6%
Elan Corp. PLC sponsored ADR (a)	2,044,596	28,093
Eli Lilly & Co.	648,700	26,960
GlaxoSmithKline PLC sponsored ADR	569,400	25,982
Johnson & Johnson	890,700	58,412
Merck & Co., Inc.	1,004,700	37,877
Perrigo Co.	381,700	37,139
Pfizer, Inc.	2,299,100	49,753
Shire PLC	1,103,700	38,362
Valeant Pharmaceuticals International, Inc. (Canada)	477,200	22,332
		324,910
TOTAL HEALTH CARE		607,805
INDUSTRIALS - 10.3%
Aerospace & Defense - 3.8%
Precision Castparts Corp.	382,100	62,966
Textron, Inc.	545,800	10,092
The Boeing Co.	802,200	58,841
United Technologies Corp.	738,600	53,984
		185,883
Building Products - 0.6%
Armstrong World Industries, Inc.	639,023	28,034
Construction & Engineering - 0.1%
Fluor Corp.	142,000	7,136
Industrial Conglomerates - 0.7%
Danaher Corp.	790,900	37,204
Machinery - 2.1%
Caterpillar, Inc.	533,900	48,371
Cummins, Inc.	465,500	40,973
Joy Global, Inc.	180,800	13,555
		102,899
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 3.0%
CSX Corp.	2,265,300	$ 47,707
Union Pacific Corp.	928,600	98,376
		146,083
TOTAL INDUSTRIALS		507,239
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 2.5%
Motorola Solutions, Inc.	955,200	44,216
QUALCOMM, Inc.	1,455,700	79,627
		123,843
Computers & Peripherals - 6.0%
Apple, Inc. (a)	732,700	296,745
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,058,638	48,052
Arrow Electronics, Inc. (a)	771,100	28,847
		76,899
Internet Software & Services - 3.1%
eBay, Inc. (a)	1,195,300	36,253
Facebook, Inc. Class B (e)	260,071	6,502
Google, Inc. Class A (a)	168,900	109,093
		151,848
IT Services - 3.6%
Accenture PLC Class A	634,200	33,758
Cognizant Technology Solutions Corp. Class A (a)	355,100	22,836
Fidelity National Information Services, Inc.	698,800	18,581
International Business Machines Corp.	292,600	53,803
MasterCard, Inc. Class A	126,100	47,013
		175,991
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	1,344,100	56,170
Avago Technologies Ltd.	310,300	8,955
NXP Semiconductors NV (a)	594,300	9,134
ON Semiconductor Corp. (a)	1,877,100	14,491
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,818,100	23,472
		112,222
Software - 2.7%
Check Point Software Technologies Ltd. (a)	428,600	22,519
Citrix Systems, Inc. (a)	775,300	47,076
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	1,712,500	$ 43,926
Solera Holdings, Inc.	433,181	19,294
		132,815
TOTAL INFORMATION TECHNOLOGY		1,070,363
MATERIALS - 3.3%
Chemicals - 1.1%
Monsanto Co.	353,600	24,777
W.R. Grace & Co. (a)	670,400	30,785
		55,562
Metals & Mining - 2.2%
Goldcorp, Inc.	723,000	32,096
Newcrest Mining Ltd.	1,470,132	44,502
Newmont Mining Corp.	346,500	20,793
Walter Energy, Inc.	199,000	12,051
		109,442
TOTAL MATERIALS		165,004
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A	363,800	21,832
Vodafone Group PLC sponsored ADR	1,434,800	40,217
		62,049
UTILITIES - 3.5%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	778,600	32,164
Duke Energy Corp.	244,400	5,377
FirstEnergy Corp.	418,600	18,544
NextEra Energy, Inc.	658,100	40,065
PPL Corp.	666,600	19,611
Progress Energy, Inc.	131,300	7,355
Southern Co.	171,200	7,925
		131,041
Gas Utilities - 0.7%
ONEOK, Inc.	394,100	34,165
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
Consolidated Edison, Inc.	130,500	$ 8,095
TOTAL UTILITIES		173,301
TOTAL COMMON STOCKS (Cost $4,508,772)		4,880,433
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.11% (b)	65,440,117	65,440
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	3,025,600	3,026
TOTAL MONEY MARKET FUNDS (Cost $68,466)		68,466
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $4,577,238)		4,948,899
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(32,842)
NET ASSETS - 100%		$ 4,916,057
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,502,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 6,504
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 112
Fidelity Securities Lending Cash Central Fund	317
Total	$ 429
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 490,123	$ 490,123	$ -	$ -
Consumer Staples	721,466	686,442	35,024	-
Energy	548,428	548,428	-	-
Financials	534,655	534,655	-	-
Health Care	607,805	569,443	38,362	-
Industrials	507,239	507,239	-	-
Information Technology	1,070,363	1,063,861	-	6,502
Materials	165,004	165,004	-	-
Telecommunication Services	62,049	62,049	-	-
Utilities	173,301	173,301	-	-
Money Market Funds	68,466	68,466	-	-
Total Investments in Securities:	$ 4,948,899	$ 4,869,011	$ 73,386	$ 6,502
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,502
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,502
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.0%
United Kingdom	4.7%
Ireland	1.8%
Netherlands	1.3%
Canada	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,909) - See accompanying schedule: Unaffiliated issuers (cost $4,508,772)	$ 4,880,433
Fidelity Central Funds (cost $68,466)	68,466
Total Investments (cost $4,577,238)		$ 4,948,899
Cash		1
Receivable for investments sold		18,111
Receivable for fund shares sold		2,109
Dividends receivable		7,295
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		15
Other receivables		264
Total assets		4,976,706

Liabilities
Payable for investments purchased	$ 36,147
Payable for fund shares redeemed	18,945
Accrued management fee	1,436
Other affiliated payables	883
Other payables and accrued expenses	212
Collateral on securities loaned, at value	3,026
Total liabilities		60,649

Net Assets		$ 4,916,057
Net Assets consist of:
Paid in capital		$ 5,018,536
Distributions in excess of net investment income		(765)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(473,414)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		371,700
Net Assets		$ 4,916,057

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2011 (Unaudited)

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($4,268,331 ÷ 137,019 shares)	$ 31.15

Class K: Net Asset Value, offering price and redemption price per share ($647,726 ÷ 20,802 shares)	$ 31.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended December 31, 2011 (Unaudited)

Investment Income
Dividends		$ 39,512
Income from Fidelity Central Funds		429
Total income		39,941

Expenses
Management fee	$ 8,930
Transfer agent fees	4,846
Accounting and security lending fees	546
Custodian fees and expenses	87
Independent trustees' compensation	17
Registration fees	45
Audit	45
Legal	27
Miscellaneous	24
Total expenses before reductions	14,567
Expense reductions	(208)	14,359
Net investment income (loss)		25,582
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(77,087)
Foreign currency transactions	(418)
Total net realized gain (loss)		(77,505)
Change in net unrealized appreciation (depreciation) on: Investment securities	(440,374)
Assets and liabilities in foreign currencies	(42)
Total change in net unrealized appreciation (depreciation)		(440,416)
Net gain (loss)		(517,921)
Net increase (decrease) in net assets resulting from operations		$ (492,339)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,582	$ 48,655
Net realized gain (loss)	(77,505)	481,210
Change in net unrealized appreciation (depreciation)	(440,416)	1,002,664
Net increase (decrease) in net assets resulting from operations	(492,339)	1,532,529
Distributions to shareholders from net investment income	(36,948)	(48,886)
Share transactions - net increase (decrease)	(289,847)	(586,286)
Total increase (decrease) in net assets	(819,134)	897,357

Net Assets
Beginning of period	5,735,191	4,837,834
End of period (including distributions in excess of net investment income of $765 and undistributed net investment income of $10,601, respectively)	$ 4,916,057	$ 5,735,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

	Six months ended December 31, 2011 (Unaudited)	Years ended June 30,
		2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 34.35	$ 26.08	$ 23.95	$ 35.69	$ 38.98	$ 32.55
Income from Investment Operations
Net investment income (loss) D	.15	.27 G	.23	.44	.37	.30
Net realized and unrealized gain (loss)	(3.12)	8.27	2.25	(10.77)	(1.65)	6.45
Total from investment operations	(2.97)	8.54	2.48	(10.33)	(1.28)	6.75
Distributions from net investment income	(.23)	(.27)	(.35)	(.42)	(.38)	(.32)
Distributions from net realized gain	-	-	-	(.99)	(1.63)	-
Total distributions	(.23)	(.27)	(.35)	(1.41)	(2.01)	(.32)
Net asset value, end of period	$ 31.15	$ 34.35	$ 26.08	$ 23.95	$ 35.69	$ 38.98
Total Return B,C	(8.64)%	32.89%	10.40%	(29.74)%	(3.73)%	20.86%
Ratios to Average Net Assets E,H
Expenses before reductions	.59% A	.59%	.61%	.64%	.56%	.57%
Expenses net of fee waivers, if any	.59% A	.59%	.61%	.64%	.56%	.57%
Expenses net of all reductions	.58% A	.58%	.60%	.64%	.55%	.56%
Net investment income (loss)	.98% A	.86% G	.82%	1.73%	.98%	.86%
Supplemental Data
Net assets, end of period (in millions)	$ 4,268	$ 5,072	$ 4,412	$ 4,442	$ 7,174	$ 7,418
Portfolio turnover rate F	106% A	88%	77%	91%	80%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2011 (Unaudited)	Years ended June 30,
		2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.35	$ 26.08	$ 23.96	$ 35.70	$ 37.54
Income from Investment Operations
Net investment income (loss) D	.18	.32 G	.28	.42	.05
Net realized and unrealized gain (loss)	(3.12)	8.27	2.24	(10.70)	(1.89)
Total from investment operations	(2.94)	8.59	2.52	(10.28)	(1.84)
Distributions from net investment income	(.27)	(.32)	(.40)	(.47)	-
Distributions from net realized gain	-	-	-	(.99)	-
Total distributions	(.27)	(.32)	(.40)	(1.46)	-
Net asset value, end of period	$ 31.14	$ 34.35	$ 26.08	$ 23.96	$ 35.70
Total Return B,C	(8.55)%	33.10%	10.54%	(29.59)%	(4.90)%
Ratios to Average Net Assets E,I
Expenses before reductions	.43% A	.43%	.44%	.45%	.43% A
Expenses net of fee waivers, if any	.43% A	.43%	.44%	.45%	.43% A
Expenses net of all reductions	.42% A	.42%	.43%	.45%	.43% A
Net investment income (loss)	1.14% A	1.02% G	.99%	1.92%	1.00% A
Supplemental Data
Net assets, end of period (in millions)	$ 648	$ 663	$ 426	$ 274	$ 95
Portfolio turnover rate F	106% A	88%	77%	91%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

H For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2011 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity® Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 587,407
Gross unrealized depreciation	(240,105)
Net unrealized appreciation (depreciation) on securities and other investments	$ 347,302

Tax cost	$ 4,601,597

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (173,441)
2018	(200,139)
Total capital loss carryforward	$ (373,580)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,652,196 and $2,860,119, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Fund	$ 4,682.21
Class K	164.05
	$ 4,846

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $55 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $317. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the fund's expenses by $47.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $160 for the period.

In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class K	$ 1

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2011	Year ended June 30, 2011
From net investment income
Fidelity Fund	$ 31,576	$ 43,443
Class K	5,372	5,443
Total	$ 36,948	$ 48,886

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011	Six months ended December 31, 2011	Year ended June 30, 2011
Fidelity Fund
Shares sold	4,958	12,228	$ 156,183	$ 381,793
Reinvestment of distributions	967	1,352	29,465	40,642
Shares redeemed	(16,568)	(35,089)	(521,122)	(1,103,552)
Net increase (decrease)	(10,643)	(21,509)	$ (335,474)	$ (681,117)
Class K
Shares sold	4,142	6,007	$ 128,755	$ 189,048
Reinvestment of distributions	176	180	5,372	5,443
Shares redeemed	(2,813)	(3,216)	(88,500)	(99,660)
Net increase (decrease)	1,505	2,971	$ 45,627	$ 94,831

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 10, 2011. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the fund's fundamental investment policies to remove references relating to selecting securities for income characteristics.
	# of Votes	% of Votes
Affirmative	2,216,149,778.24	74.262
Against	568,108,489.09	19.037
Abstain	199,977,103.94	6.701
TOTAL	2,984,235,371.27	100.000
PROPOSAL 2
Contingent upon the approval of Proposal 3, to increase the individual fund fee rate component of the management fee to 0.30%.
	# of Votes	% of Votes
Affirmative	1,710,896,326.31	57.331
Against	1,114,308,132.65	37.340
Abstain	159,030,912.31	5.329
TOTAL	2,984,235,371.27	100.000
PROPOSAL 3

Contingent upon the approval of Proposal 2, to include a performance adjustment component to the management fee and to give the Trustees the authority to change the fund's performance adjustment index going forward, without a shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	1,765,324,795.01	59.155
Against	1,046,524,203.94	35.068
Abstain	172,386,372.32	5.777
TOTAL	2,984,235,371.27	100.000

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one- and five-year periods and the fourth quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that, on January 19, 2011, related to its request that FMR consider adding performance fees to more equity funds, the Board voted to approve an amended management contract for the fund and to submit the amended management contract to shareholders for their approval. Shareholders did not approve the amended management contract.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FID-USAN-0212
1.787780.108

Fidelity®

Fund -
Class K

Semiannual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Fidelity Fund	.59%
Actual		$ 1,000.00	$ 913.60	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 3.00
Class K	.43%
Actual		$ 1,000.00	$ 914.50	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.97	$ 2.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.0	3.8
Chevron Corp.	3.1	2.8
Exxon Mobil Corp.	2.3	1.2
Google, Inc. Class A	2.2	0.4
The Coca-Cola Co.	2.1	1.8
Philip Morris International, Inc.	2.0	1.6
Union Pacific Corp.	2.0	2.1
Wells Fargo & Co.	1.9	2.0
JPMorgan Chase & Co.	1.7	1.8
Ralph Lauren Corp.	1.7	0.0
	25.0
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	17.5
Consumer Staples	14.7	11.4
Health Care	12.4	12.2
Energy	11.1	15.3
Financials	10.9	12.4
Asset Allocation (% of fund's net assets)
As of December 31, 2011 *		As of June 30, 2011 **
	Stocks 99.3%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	15.0%	** Foreign investments	19.4%

Semiannual Report

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Hotels, Restaurants & Leisure - 3.9%
McDonald's Corp.	693,300	$ 69,559
Starbucks Corp.	1,680,400	77,315
Yum! Brands, Inc.	733,300	43,272
		190,146
Household Durables - 0.2%
Tempur-Pedic International, Inc. (a)	236,100	12,402
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	270,300	46,789
Media - 1.7%
The Walt Disney Co.	1,204,600	45,173
Time Warner, Inc.	1,020,600	36,884
		82,057
Specialty Retail - 1.5%
Lowe's Companies, Inc.	1,485,900	37,712
TJX Companies, Inc.	534,400	34,496
		72,208
Textiles, Apparel & Luxury Goods - 1.8%
Ralph Lauren Corp.	591,373	81,657
VF Corp.	38,300	4,864
		86,521
TOTAL CONSUMER DISCRETIONARY		490,123
CONSUMER STAPLES - 14.7%
Beverages - 3.7%
Beam, Inc.	169,300	8,673
Dr Pepper Snapple Group, Inc.	1,006,200	39,725
Grupo Modelo SAB de CV Series C	5,021,100	31,840
The Coca-Cola Co.	1,480,300	103,577
		183,815
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	1,025,800	41,832
Drogasil SA	1,580,678	11,003
Walgreen Co.	417,300	13,796
		66,631
Food Products - 2.0%
Danone	415,100	26,097
Diamond Foods, Inc.	465,300	15,015
Green Mountain Coffee Roasters, Inc. (a)	294,400	13,204
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	366,300	$ 13,685
Mead Johnson Nutrition Co. Class A	432,800	29,746
		97,747
Household Products - 1.5%
Colgate-Palmolive Co.	419,200	38,730
Kimberly-Clark Corp.	483,200	35,544
		74,274
Personal Products - 1.0%
Herbalife Ltd.	900,200	46,513
Tobacco - 5.1%
British American Tobacco PLC (United Kingdom)	738,200	35,024
Imperial Tobacco Group PLC	977,022	36,950
Japan Tobacco, Inc.	9,575	45,035
Lorillard, Inc.	319,400	36,412
Philip Morris International, Inc.	1,262,300	99,065
		252,486
TOTAL CONSUMER STAPLES		721,466
ENERGY - 11.1%
Oil, Gas & Consumable Fuels - 11.1%
Anadarko Petroleum Corp.	483,800	36,928
Apache Corp.	172,700	15,643
BP PLC sponsored ADR	407,900	17,434
Bumi PLC	548,942	7,503
Chevron Corp.	1,447,100	153,971
EV Energy Partners LP	319,600	21,062
Exxon Mobil Corp.	1,351,600	114,562
Gulfport Energy Corp. (a)	667,000	19,643
Occidental Petroleum Corp.	834,200	78,165
Royal Dutch Shell PLC Class B sponsored ADR	851,400	64,715
Valero Energy Corp.	893,200	18,802
		548,428
FINANCIALS - 10.9%
Capital Markets - 0.8%
Morgan Stanley	1,495,200	22,622
T. Rowe Price Group, Inc.	295,300	16,817
		39,439
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 4.2%
M&T Bank Corp.	171,200	$ 13,069
SunTrust Banks, Inc.	1,486,300	26,308
U.S. Bancorp	1,824,100	49,342
Wells Fargo & Co.	3,440,667	94,825
Zions Bancorporation	1,445,651	23,535
		207,079
Consumer Finance - 1.5%
American Express Co.	1,078,892	50,891
Discover Financial Services	902,600	21,662
		72,553
Diversified Financial Services - 2.5%
Citigroup, Inc.	1,517,010	39,913
JPMorgan Chase & Co.	2,493,000	82,892
		122,805
Insurance - 0.7%
The Chubb Corp.	530,300	36,707
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.	331,600	43,307
Real Estate Management & Development - 0.3%
The St. Joe Co. (a)(d)	870,731	12,765
TOTAL FINANCIALS		534,655
HEALTH CARE - 12.4%
Biotechnology - 4.0%
Acorda Therapeutics, Inc. (a)	656,637	15,654
Alexion Pharmaceuticals, Inc. (a)	222,500	15,909
Amgen, Inc.	1,199,400	77,013
Biogen Idec, Inc. (a)	377,500	41,544
Theravance, Inc. (a)	727,100	16,069
Vertex Pharmaceuticals, Inc. (a)	859,700	28,551
		194,740
Health Care Equipment & Supplies - 0.5%
C. R. Bard, Inc.	37,600	3,215
Covidien PLC	511,800	23,036
		26,251
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.3%
Henry Schein, Inc. (a)	296,700	$ 19,116
McKesson Corp.	549,200	42,788
		61,904
Pharmaceuticals - 6.6%
Elan Corp. PLC sponsored ADR (a)	2,044,596	28,093
Eli Lilly & Co.	648,700	26,960
GlaxoSmithKline PLC sponsored ADR	569,400	25,982
Johnson & Johnson	890,700	58,412
Merck & Co., Inc.	1,004,700	37,877
Perrigo Co.	381,700	37,139
Pfizer, Inc.	2,299,100	49,753
Shire PLC	1,103,700	38,362
Valeant Pharmaceuticals International, Inc. (Canada)	477,200	22,332
		324,910
TOTAL HEALTH CARE		607,805
INDUSTRIALS - 10.3%
Aerospace & Defense - 3.8%
Precision Castparts Corp.	382,100	62,966
Textron, Inc.	545,800	10,092
The Boeing Co.	802,200	58,841
United Technologies Corp.	738,600	53,984
		185,883
Building Products - 0.6%
Armstrong World Industries, Inc.	639,023	28,034
Construction & Engineering - 0.1%
Fluor Corp.	142,000	7,136
Industrial Conglomerates - 0.7%
Danaher Corp.	790,900	37,204
Machinery - 2.1%
Caterpillar, Inc.	533,900	48,371
Cummins, Inc.	465,500	40,973
Joy Global, Inc.	180,800	13,555
		102,899
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 3.0%
CSX Corp.	2,265,300	$ 47,707
Union Pacific Corp.	928,600	98,376
		146,083
TOTAL INDUSTRIALS		507,239
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 2.5%
Motorola Solutions, Inc.	955,200	44,216
QUALCOMM, Inc.	1,455,700	79,627
		123,843
Computers & Peripherals - 6.0%
Apple, Inc. (a)	732,700	296,745
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,058,638	48,052
Arrow Electronics, Inc. (a)	771,100	28,847
		76,899
Internet Software & Services - 3.1%
eBay, Inc. (a)	1,195,300	36,253
Facebook, Inc. Class B (e)	260,071	6,502
Google, Inc. Class A (a)	168,900	109,093
		151,848
IT Services - 3.6%
Accenture PLC Class A	634,200	33,758
Cognizant Technology Solutions Corp. Class A (a)	355,100	22,836
Fidelity National Information Services, Inc.	698,800	18,581
International Business Machines Corp.	292,600	53,803
MasterCard, Inc. Class A	126,100	47,013
		175,991
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	1,344,100	56,170
Avago Technologies Ltd.	310,300	8,955
NXP Semiconductors NV (a)	594,300	9,134
ON Semiconductor Corp. (a)	1,877,100	14,491
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,818,100	23,472
		112,222
Software - 2.7%
Check Point Software Technologies Ltd. (a)	428,600	22,519
Citrix Systems, Inc. (a)	775,300	47,076
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	1,712,500	$ 43,926
Solera Holdings, Inc.	433,181	19,294
		132,815
TOTAL INFORMATION TECHNOLOGY		1,070,363
MATERIALS - 3.3%
Chemicals - 1.1%
Monsanto Co.	353,600	24,777
W.R. Grace & Co. (a)	670,400	30,785
		55,562
Metals & Mining - 2.2%
Goldcorp, Inc.	723,000	32,096
Newcrest Mining Ltd.	1,470,132	44,502
Newmont Mining Corp.	346,500	20,793
Walter Energy, Inc.	199,000	12,051
		109,442
TOTAL MATERIALS		165,004
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A	363,800	21,832
Vodafone Group PLC sponsored ADR	1,434,800	40,217
		62,049
UTILITIES - 3.5%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	778,600	32,164
Duke Energy Corp.	244,400	5,377
FirstEnergy Corp.	418,600	18,544
NextEra Energy, Inc.	658,100	40,065
PPL Corp.	666,600	19,611
Progress Energy, Inc.	131,300	7,355
Southern Co.	171,200	7,925
		131,041
Gas Utilities - 0.7%
ONEOK, Inc.	394,100	34,165
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
Consolidated Edison, Inc.	130,500	$ 8,095
TOTAL UTILITIES		173,301
TOTAL COMMON STOCKS (Cost $4,508,772)		4,880,433
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.11% (b)	65,440,117	65,440
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	3,025,600	3,026
TOTAL MONEY MARKET FUNDS (Cost $68,466)		68,466
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $4,577,238)		4,948,899
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(32,842)
NET ASSETS - 100%		$ 4,916,057
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,502,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 6,504
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 112
Fidelity Securities Lending Cash Central Fund	317
Total	$ 429
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 490,123	$ 490,123	$ -	$ -
Consumer Staples	721,466	686,442	35,024	-
Energy	548,428	548,428	-	-
Financials	534,655	534,655	-	-
Health Care	607,805	569,443	38,362	-
Industrials	507,239	507,239	-	-
Information Technology	1,070,363	1,063,861	-	6,502
Materials	165,004	165,004	-	-
Telecommunication Services	62,049	62,049	-	-
Utilities	173,301	173,301	-	-
Money Market Funds	68,466	68,466	-	-
Total Investments in Securities:	$ 4,948,899	$ 4,869,011	$ 73,386	$ 6,502
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,502
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,502
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.0%
United Kingdom	4.7%
Ireland	1.8%
Netherlands	1.3%
Canada	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,909) - See accompanying schedule: Unaffiliated issuers (cost $4,508,772)	$ 4,880,433
Fidelity Central Funds (cost $68,466)	68,466
Total Investments (cost $4,577,238)		$ 4,948,899
Cash		1
Receivable for investments sold		18,111
Receivable for fund shares sold		2,109
Dividends receivable		7,295
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		15
Other receivables		264
Total assets		4,976,706

Liabilities
Payable for investments purchased	$ 36,147
Payable for fund shares redeemed	18,945
Accrued management fee	1,436
Other affiliated payables	883
Other payables and accrued expenses	212
Collateral on securities loaned, at value	3,026
Total liabilities		60,649

Net Assets		$ 4,916,057
Net Assets consist of:
Paid in capital		$ 5,018,536
Distributions in excess of net investment income		(765)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(473,414)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		371,700
Net Assets		$ 4,916,057

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2011 (Unaudited)

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($4,268,331 ÷ 137,019 shares)	$ 31.15

Class K: Net Asset Value, offering price and redemption price per share ($647,726 ÷ 20,802 shares)	$ 31.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended December 31, 2011 (Unaudited)

Investment Income
Dividends		$ 39,512
Income from Fidelity Central Funds		429
Total income		39,941

Expenses
Management fee	$ 8,930
Transfer agent fees	4,846
Accounting and security lending fees	546
Custodian fees and expenses	87
Independent trustees' compensation	17
Registration fees	45
Audit	45
Legal	27
Miscellaneous	24
Total expenses before reductions	14,567
Expense reductions	(208)	14,359
Net investment income (loss)		25,582
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(77,087)
Foreign currency transactions	(418)
Total net realized gain (loss)		(77,505)
Change in net unrealized appreciation (depreciation) on: Investment securities	(440,374)
Assets and liabilities in foreign currencies	(42)
Total change in net unrealized appreciation (depreciation)		(440,416)
Net gain (loss)		(517,921)
Net increase (decrease) in net assets resulting from operations		$ (492,339)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,582	$ 48,655
Net realized gain (loss)	(77,505)	481,210
Change in net unrealized appreciation (depreciation)	(440,416)	1,002,664
Net increase (decrease) in net assets resulting from operations	(492,339)	1,532,529
Distributions to shareholders from net investment income	(36,948)	(48,886)
Share transactions - net increase (decrease)	(289,847)	(586,286)
Total increase (decrease) in net assets	(819,134)	897,357

Net Assets
Beginning of period	5,735,191	4,837,834
End of period (including distributions in excess of net investment income of $765 and undistributed net investment income of $10,601, respectively)	$ 4,916,057	$ 5,735,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

	Six months ended December 31, 2011 (Unaudited)	Years ended June 30,
		2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 34.35	$ 26.08	$ 23.95	$ 35.69	$ 38.98	$ 32.55
Income from Investment Operations
Net investment income (loss) D	.15	.27 G	.23	.44	.37	.30
Net realized and unrealized gain (loss)	(3.12)	8.27	2.25	(10.77)	(1.65)	6.45
Total from investment operations	(2.97)	8.54	2.48	(10.33)	(1.28)	6.75
Distributions from net investment income	(.23)	(.27)	(.35)	(.42)	(.38)	(.32)
Distributions from net realized gain	-	-	-	(.99)	(1.63)	-
Total distributions	(.23)	(.27)	(.35)	(1.41)	(2.01)	(.32)
Net asset value, end of period	$ 31.15	$ 34.35	$ 26.08	$ 23.95	$ 35.69	$ 38.98
Total Return B,C	(8.64)%	32.89%	10.40%	(29.74)%	(3.73)%	20.86%
Ratios to Average Net Assets E,H
Expenses before reductions	.59% A	.59%	.61%	.64%	.56%	.57%
Expenses net of fee waivers, if any	.59% A	.59%	.61%	.64%	.56%	.57%
Expenses net of all reductions	.58% A	.58%	.60%	.64%	.55%	.56%
Net investment income (loss)	.98% A	.86% G	.82%	1.73%	.98%	.86%
Supplemental Data
Net assets, end of period (in millions)	$ 4,268	$ 5,072	$ 4,412	$ 4,442	$ 7,174	$ 7,418
Portfolio turnover rate F	106% A	88%	77%	91%	80%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2011 (Unaudited)	Years ended June 30,
		2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 34.35	$ 26.08	$ 23.96	$ 35.70	$ 37.54
Income from Investment Operations
Net investment income (loss) D	.18	.32 G	.28	.42	.05
Net realized and unrealized gain (loss)	(3.12)	8.27	2.24	(10.70)	(1.89)
Total from investment operations	(2.94)	8.59	2.52	(10.28)	(1.84)
Distributions from net investment income	(.27)	(.32)	(.40)	(.47)	-
Distributions from net realized gain	-	-	-	(.99)	-
Total distributions	(.27)	(.32)	(.40)	(1.46)	-
Net asset value, end of period	$ 31.14	$ 34.35	$ 26.08	$ 23.96	$ 35.70
Total Return B,C	(8.55)%	33.10%	10.54%	(29.59)%	(4.90)%
Ratios to Average Net Assets E,I
Expenses before reductions	.43% A	.43%	.44%	.45%	.43% A
Expenses net of fee waivers, if any	.43% A	.43%	.44%	.45%	.43% A
Expenses net of all reductions	.42% A	.42%	.43%	.45%	.43% A
Net investment income (loss)	1.14% A	1.02% G	.99%	1.92%	1.00% A
Supplemental Data
Net assets, end of period (in millions)	$ 648	$ 663	$ 426	$ 274	$ 95
Portfolio turnover rate F	106% A	88%	77%	91%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

H For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2011 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity® Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 587,407
Gross unrealized depreciation	(240,105)
Net unrealized appreciation (depreciation) on securities and other investments	$ 347,302

Tax cost	$ 4,601,597

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (173,441)
2018	(200,139)
Total capital loss carryforward	$ (373,580)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,652,196 and $2,860,119, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Fund	$ 4,682.21
Class K	164.05
	$ 4,846

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $55 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $317. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the fund's expenses by $47.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $160 for the period.

In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class K	$ 1

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10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2011	Year ended June 30, 2011
From net investment income
Fidelity Fund	$ 31,576	$ 43,443
Class K	5,372	5,443
Total	$ 36,948	$ 48,886

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011	Six months ended December 31, 2011	Year ended June 30, 2011
Fidelity Fund
Shares sold	4,958	12,228	$ 156,183	$ 381,793
Reinvestment of distributions	967	1,352	29,465	40,642
Shares redeemed	(16,568)	(35,089)	(521,122)	(1,103,552)
Net increase (decrease)	(10,643)	(21,509)	$ (335,474)	$ (681,117)
Class K
Shares sold	4,142	6,007	$ 128,755	$ 189,048
Reinvestment of distributions	176	180	5,372	5,443
Shares redeemed	(2,813)	(3,216)	(88,500)	(99,660)
Net increase (decrease)	1,505	2,971	$ 45,627	$ 94,831

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Proxy Voting Results

A special meeting of the fund's shareholders was held on August 10, 2011. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the fund's fundamental investment policies to remove references relating to selecting securities for income characteristics.
	# of Votes	% of Votes
Affirmative	2,216,149,778.24	74.262
Against	568,108,489.09	19.037
Abstain	199,977,103.94	6.701
TOTAL	2,984,235,371.27	100.000
PROPOSAL 2
Contingent upon the approval of Proposal 3, to increase the individual fund fee rate component of the management fee to 0.30%.
	# of Votes	% of Votes
Affirmative	1,710,896,326.31	57.331
Against	1,114,308,132.65	37.340
Abstain	159,030,912.31	5.329
TOTAL	2,984,235,371.27	100.000
PROPOSAL 3

Contingent upon the approval of Proposal 2, to include a performance adjustment component to the management fee and to give the Trustees the authority to change the fund's performance adjustment index going forward, without a shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	1,765,324,795.01	59.155
Against	1,046,524,203.94	35.068
Abstain	172,386,372.32	5.777
TOTAL	2,984,235,371.27	100.000

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Fidelity Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one- and five-year periods and the fourth quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that, on January 19, 2011, related to its request that FMR consider adding performance fees to more equity funds, the Board voted to approve an amended management contract for the fund and to submit the amended management contract to shareholders for their approval. Shareholders did not approve the amended management contract.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

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Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

FID-K-USAN-0212
1.863257.103

Fidelity®

Growth Discovery Fund

Semiannual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Growth Discovery	.73%
Actual		$ 1,000.00	$ 924.00	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.71
Class K	.55%
Actual		$ 1,000.00	$ 925.10	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.37	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.7	5.9
Google, Inc. Class A	4.1	3.2
United Technologies Corp.	2.5	3.0
McDonald's Corp.	2.4	1.4
QUALCOMM, Inc.	2.2	3.6
Accenture PLC Class A	1.9	1.8
Exxon Mobil Corp.	1.6	3.2
Danaher Corp.	1.5	1.0
Precision Castparts Corp.	1.5	1.1
Starbucks Corp.	1.4	0.9
	27.8
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.9	30.8
Consumer Discretionary	16.6	12.9
Industrials	14.4	17.7
Energy	9.6	14.4
Consumer Staples	8.7	3.9
Asset Allocation (% of fund's net assets)
As of December 31, 2011 *		As of June 30, 2011 **
	Stocks 96.5%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	14.4%	** Foreign investments	19.7%

Semiannual Report

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.0%
Gentex Corp.	319,579	$ 9,456
Automobiles - 1.2%
Harley-Davidson, Inc.	210,894	8,197
Tesla Motors, Inc. (a)(d)	133,392	3,810
		12,007
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	201,400	2,173
Kroton Educacional SA:
rights 1/23/12 (a)	45,238	13
unit (a)	112,200	1,107
		3,293
Hotels, Restaurants & Leisure - 4.1%
Arcos Dorados Holdings, Inc.	24,400	501
Chipotle Mexican Grill, Inc. (a)	4,607	1,556
Dunkin' Brands Group, Inc. (a)	38,600	964
McDonald's Corp.	234,000	23,477
Starbucks Corp.	294,826	13,565
		40,063
Household Durables - 0.5%
Tupperware Brands Corp.	93,608	5,239
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	61,008	10,560
Media - 0.4%
Discovery Communications, Inc. Class C (non-vtg.) (a)	112,550	4,243
Multiline Retail - 1.6%
Dollar General Corp. (a)	120,658	4,964
Dollar Tree, Inc. (a)	12,200	1,014
Dollarama, Inc.	184,190	8,048
Dollarama, Inc. (a)(e)	25,900	1,132
		15,158
Specialty Retail - 5.3%
AutoZone, Inc. (a)	16,580	5,388
Bed Bath & Beyond, Inc. (a)	121,795	7,060
GNC Holdings, Inc.	140,678	4,073
Home Depot, Inc.	83,500	3,510
Lowe's Companies, Inc.	216,355	5,491
Ross Stores, Inc.	167,666	7,969
TJX Companies, Inc.	105,109	6,785
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	101,424	$ 6,584
Vitamin Shoppe, Inc. (a)	126,105	5,029
		51,889
Textiles, Apparel & Luxury Goods - 1.1%
Burberry Group PLC	47,421	873
NIKE, Inc. Class B	85,815	8,270
Ralph Lauren Corp.	10,332	1,427
		10,570
TOTAL CONSUMER DISCRETIONARY		162,478
CONSUMER STAPLES - 8.7%
Beverages - 1.3%
The Coca-Cola Co.	182,300	12,756
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	20,600	1,716
Drogasil SA	172,924	1,204
Whole Foods Market, Inc.	56,396	3,924
		6,844
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (a)(d)	173,396	7,777
Mead Johnson Nutrition Co. Class A	88,431	6,078
		13,855
Household Products - 1.4%
Colgate-Palmolive Co.	117,803	10,884
Procter & Gamble Co.	36,865	2,459
		13,343
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	12,934	1,453
Herbalife Ltd.	226,884	11,723
		13,176
Tobacco - 2.5%
Altria Group, Inc.	32,870	975
British American Tobacco PLC sponsored ADR	90,700	8,606
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	172,200	$ 13,514
Swedish Match Co.	43,600	1,548
		24,643
TOTAL CONSUMER STAPLES		84,617
ENERGY - 9.6%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	81,677	3,973
Cameron International Corp. (a)	79,600	3,916
Dresser-Rand Group, Inc. (a)	94,205	4,702
Halliburton Co.	254,003	8,766
National Oilwell Varco, Inc.	75,500	5,133
Oceaneering International, Inc.	145,256	6,701
Schlumberger Ltd.	119,056	8,133
		41,324
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	43,881	3,349
Apache Corp.	28,359	2,569
Atlas Pipeline Partners, LP	160,263	5,954
Concho Resources, Inc. (a)	51,521	4,830
Exxon Mobil Corp.	186,000	15,765
Kosmos Energy Ltd.	212,933	2,611
Noble Energy, Inc.	36,500	3,445
Occidental Petroleum Corp.	118,727	11,125
ONEOK Partners LP	19,784	1,142
Pioneer Natural Resources Co.	20,800	1,861
		52,651
TOTAL ENERGY		93,975
FINANCIALS - 2.5%
Capital Markets - 1.1%
BlackRock, Inc. Class A	26,491	4,722
GP Investments Ltd. (depositary receipt) (a)	362,094	772
Invesco Ltd.	200,421	4,026
JMP Group, Inc.	30,045	215
Noah Holdings Ltd. sponsored ADR (a)(d)	104,250	641
		10,376
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.1%
Mahindra & Mahindra Financial Services Ltd.	37,544	$ 432
Shriram Transport Finance Co. Ltd.	104,998	834
		1,266
Diversified Financial Services - 0.9%
CME Group, Inc.	37,158	9,054
Real Estate Investment Trusts - 0.3%
Public Storage	20,530	2,760
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	48,300	470
TOTAL FINANCIALS		23,926
HEALTH CARE - 4.3%
Biotechnology - 0.8%
Aegerion Pharmaceuticals, Inc. (a)	34,700	581
Amgen, Inc.	49,100	3,153
Biogen Idec, Inc. (a)	32,779	3,607
		7,341
Health Care Equipment & Supplies - 0.4%
Edwards Lifesciences Corp. (a)	27,100	1,916
The Cooper Companies, Inc.	26,469	1,867
		3,783
Health Care Providers & Services - 0.2%
VCA Antech, Inc. (a)	120,559	2,381
Pharmaceuticals - 2.9%
Allergan, Inc.	70,261	6,165
Novo Nordisk A/S Series B	60,177	6,914
Perrigo Co.	16,919	1,646
Valeant Pharmaceuticals International, Inc. (Canada) (d)	286,725	13,418
		28,143
TOTAL HEALTH CARE		41,648
INDUSTRIALS - 14.4%
Aerospace & Defense - 5.3%
Esterline Technologies Corp. (a)	60,261	3,373
Honeywell International, Inc.	90,144	4,899
Precision Castparts Corp.	88,053	14,510
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc. (a)	48,258	$ 4,617
United Technologies Corp.	331,385	24,221
		51,620
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	75,345	5,515
Commercial Services & Supplies - 0.8%
Cintas Corp.	136,771	4,761
KAR Auction Services, Inc. (a)	123,465	1,667
Waste Connections, Inc.	32,170	1,066
		7,494
Electrical Equipment - 1.8%
AMETEK, Inc.	62,365	2,626
Polypore International, Inc. (a)	123,985	5,454
Regal-Beloit Corp.	46,000	2,345
Roper Industries, Inc.	88,667	7,703
		18,128
Industrial Conglomerates - 1.5%
Danaher Corp.	315,600	14,846
Machinery - 1.5%
CLARCOR, Inc.	151,951	7,596
Graco, Inc.	25,123	1,027
Ingersoll-Rand PLC	195,391	5,954
		14,577
Professional Services - 1.8%
Advisory Board Co. (a)	48,877	3,627
Equifax, Inc.	93,066	3,605
IHS, Inc. Class A (a)	59,385	5,117
Qualicorp SA	164,700	1,481
Robert Half International, Inc.	130,937	3,726
		17,556
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc. Class A	18,500	1,324
W.W. Grainger, Inc.	52,738	9,872
		11,196
TOTAL INDUSTRIALS		140,932
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 2.2%
QUALCOMM, Inc.	391,632	$ 21,422
Computers & Peripherals - 9.3%
Apple, Inc. (a)	210,581	85,286
SanDisk Corp. (a)	122,049	6,006
		91,292
Internet Software & Services - 7.8%
Baidu.com, Inc. sponsored ADR (a)	69,662	8,114
Bankrate, Inc.	28,000	602
Dice Holdings, Inc. (a)	203,058	1,683
eBay, Inc. (a)	175,687	5,329
Google, Inc. Class A (a)	62,357	40,276
KIT Digital, Inc. (a)(d)	378,896	3,202
MercadoLibre, Inc.	28,658	2,279
Responsys, Inc.	120,968	1,075
SPS Commerce, Inc. (a)	23,900	620
Velti PLC (a)	334,159	2,272
VeriSign, Inc.	301,324	10,763
		76,215
IT Services - 3.6%
Accenture PLC Class A	340,535	18,127
Cognizant Technology Solutions Corp. Class A (a)	136,270	8,764
Heartland Payment Systems, Inc.	181,242	4,415
MasterCard, Inc. Class A	6,400	2,386
ServiceSource International, Inc.	65,842	1,033
		34,725
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	27,824	996
ARM Holdings PLC sponsored ADR	93,197	2,579
ASML Holding NV	60,800	2,541
Avago Technologies Ltd.	102,007	2,944
Broadcom Corp. Class A	166,748	4,896
Linear Technology Corp.	83,300	2,501
Marvell Technology Group Ltd. (a)	180,100	2,494
		18,951
Software - 8.1%
ANSYS, Inc. (a)	81,558	4,672
Ariba, Inc. (a)	325,139	9,130
Check Point Software Technologies Ltd. (a)	146,098	7,676
Citrix Systems, Inc. (a)	182,890	11,105
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Computer Modelling Group Ltd.	135,500	$ 2,042
Electronic Arts, Inc. (a)	220,116	4,534
Intuit, Inc.	163,253	8,585
Jive Software, Inc.	15,200	243
Mitek Systems, Inc. (a)(d)	120,039	870
Oracle Corp.	329,371	8,448
RealPage, Inc. (a)	80,832	2,043
Red Hat, Inc. (a)	81,700	3,373
salesforce.com, Inc. (a)	77,766	7,890
SolarWinds, Inc. (a)	115,527	3,229
VMware, Inc. Class A (a)	57,275	4,765
		78,605
TOTAL INFORMATION TECHNOLOGY		321,210
MATERIALS - 4.7%
Chemicals - 3.5%
Balchem Corp.	24,876	1,008
CF Industries Holdings, Inc.	15,200	2,204
Ecolab, Inc.	80,000	4,625
FMC Corp.	68,373	5,883
Monsanto Co.	78,881	5,527
Praxair, Inc.	89,000	9,514
Sherwin-Williams Co.	23,900	2,134
W.R. Grace & Co. (a)	66,573	3,057
		33,952
Metals & Mining - 1.2%
Kenmare Resources PLC (a)	1,214,702	868
Mirabela Nickel Ltd. (a)	332,713	381
Newmont Mining Corp.	185,219	11,115
		12,364
TOTAL MATERIALS		46,316
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
American Tower Corp. Class A	143,828	8,631
SBA Communications Corp. Class A (a)	91,712	3,940
TIM Participacoes SA sponsored ADR	363,514	9,379
		21,950
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.6%
Gas Utilities - 0.6%
ONEOK, Inc.	71,800	$ 6,224
TOTAL COMMON STOCKS (Cost $870,316)		943,276
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.11% (b)	35,677,474	35,677
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	8,198,462	8,198
TOTAL MONEY MARKET FUNDS (Cost $43,875)		43,875
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $914,191)		987,151
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(10,051)
NET ASSETS - 100%		$ 977,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,132,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	116
Total	$ 138
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 162,478	$ 162,478	$ -	$ -
Consumer Staples	84,617	84,617	-	-
Energy	93,975	93,975	-	-
Financials	23,926	23,926	-	-
Health Care	41,648	34,734	6,914	-
Industrials	140,932	140,932	-	-
Information Technology	321,210	321,210	-	-
Materials	46,316	46,316	-	-
Telecommunication Services	21,950	21,950	-	-
Utilities	6,224	6,224	-	-
Money Market Funds	43,875	43,875	-	-
Total Investments in Securities:	$ 987,151	$ 980,237	$ 6,914	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.6%
Ireland	2.6%
Canada	2.6%
Cayman Islands	2.1%
Brazil	1.5%
United Kingdom	1.3%
Bermuda	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,921) - See accompanying schedule: Unaffiliated issuers (cost $870,316)	$ 943,276
Fidelity Central Funds (cost $43,875)	43,875
Total Investments (cost $914,191)		$ 987,151
Receivable for investments sold		689
Receivable for fund shares sold		1,306
Dividends receivable		399
Distributions receivable from Fidelity Central Funds		21
Prepaid expenses		3
Other receivables		41
Total assets		989,610

Liabilities
Payable for investments purchased	$ 614
Payable for fund shares redeemed	3,063
Accrued management fee	410
Other affiliated payables	195
Other payables and accrued expenses	30
Collateral on securities loaned, at value	8,198
Total liabilities		12,510

Net Assets		$ 977,100
Net Assets consist of:
Paid in capital		$ 1,499,670
Undistributed net investment income		749
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(596,271)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,952
Net Assets		$ 977,100

Growth Discovery: Net Asset Value, offering price and redemption price per share ($827,876 ÷ 60,594.8 shares)		$ 13.66

Class K: Net Asset Value, offering price and redemption price per share ($149,224 ÷ 10,928.3 shares)		$ 13.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2011 (Unaudited)

Investment Income
Dividends		$ 4,826
Income from Fidelity Central Funds		138
Total income		4,964

Expenses
Management fee Basic fee	$ 2,818
Performance adjustment	(564)
Transfer agent fees	1,025
Accounting and security lending fees	169
Custodian fees and expenses	29
Independent trustees' compensation	3
Registration fees	29
Audit	30
Legal	4
Miscellaneous	5
Total expenses before reductions	3,548
Expense reductions	(21)	3,527
Net investment income (loss)		1,437
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,919)
Foreign currency transactions	(230)
Total net realized gain (loss)		(7,149)
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,596)
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(78,598)
Net gain (loss)		(85,747)
Net increase (decrease) in net assets resulting from operations		$ (84,310)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,437	$ 3,581
Net realized gain (loss)	(7,149)	102,766
Change in net unrealized appreciation (depreciation)	(78,598)	165,724
Net increase (decrease) in net assets resulting from operations	(84,310)	272,071
Distributions to shareholders from net investment income	(2,613)	(2,086)
Distributions to shareholders from net realized gain	(4,056)	(3,054)
Total distributions	(6,669)	(5,140)
Share transactions - net increase (decrease)	(11,036)	166,122
Total increase (decrease) in net assets	(102,015)	433,053

Net Assets
Beginning of period	1,079,115	646,062
End of period (including undistributed net investment income of $749 and undistributed net investment income of $1,925, respectively)	$ 977,100	$ 1,079,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.88	$ 10.54	$ 9.04	$ 14.61	$ 14.36	$ 11.60
Income from Investment Operations
Net investment income (loss)D	.02	.05	.01	.04	.09	.07
Net realized and unrealized gain (loss)	(1.15)	4.37	1.52	(5.54)	.20	2.83
Total from investment operations	(1.13)	4.42	1.53	(5.50)	.29	2.90
Distributions from net investment income	(.03)	(.03)	(.03)	(.07)	(.04)	(.12)
Distributions from net realized gain	(.06)	(.05)	(.01)	-	-	(.02)
Total distributions	(.09)	(.08)	(.03)H	(.07)	(.04)	(.14)
Net asset value, end of period	$ 13.66	$ 14.88	$ 10.54	$ 9.04	$ 14.61	$ 14.36
Total ReturnB,C	(7.60)%	42.09%	16.96%	(37.75)%	1.98%	25.24%
Ratios to Average Net AssetsE,G
Expenses before reductions	.73%A	.63%	.76%	.90%	.91%	.81%
Expenses net of fee waivers, if any	.73%A	.63%	.76%	.90%	.91%	.81%
Expenses net of all reductions	.73%A	.62%	.75%	.89%	.90%	.80%
Net investment income (loss)	.26%A	.39%	.08%	.36%	.57%	.55%
Supplemental Data
Net assets, end of period (in millions)	$ 828	$ 932	$ 604	$ 777	$ 1,768	$ 481
Portfolio turnover rateF	83%A	72%	87%	166%	150%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.88	$ 10.55	$ 9.05	$ 14.62	$ 14.94
Income from Investment Operations
Net investment income (loss)D	.03	.08	.03	.05	.03
Net realized and unrealized gain (loss)	(1.15)	4.36	1.53	(5.53)	(.35)
Total from investment operations	(1.12)	4.44	1.56	(5.48)	(.32)
Distributions from net investment income	(.06)	(.06)	(.05)	(.09)	-
Distributions from net realized gain	(.06)	(.05)	(.01)	-	-
Total distributions	(.11)J	(.11)	(.06)I	(.09)	-
Net asset value, end of period	$ 13.65	$ 14.88	$ 10.55	$ 9.05	$ 14.62
Total ReturnB,C	(7.49)%	42.26%	17.25%	(37.60)%	(2.14)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.55%A	.44%	.53%	.67%	.76%A
Expenses net of fee waivers, if any	.55%A	.44%	.53%	.67%	.76%A
Expenses net of all reductions	.55%A	.43%	.52%	.67%	.75%A
Net investment income (loss)	.44%A	.58%	.31%	.59%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 149,224	$ 146,740	$ 42,570	$ 30,939	$ 98
Portfolio turnover rateF	83%A	72%	87%	166%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

J Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2011 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 122,628
Gross unrealized depreciation	(52,313)
Net unrealized appreciation (depreciation) on securities and other investments	$ 70,315

Tax cost	$ 916,836

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (324,240)
2018	(260,431)
Total capital loss carryforward	$ (584,671)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $407,418 and $441,605, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Discovery	$ 988.23
Class K	37.05
	$ 1,025

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $116. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by twenty-five dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2011	Year ended June 30, 2011
From net investment income
Growth Discovery	$ 2,023	$ 1,816
Class K	590	270
Total	$ 2,613	$ 2,086
From net realized gain
Growth Discovery	$ 3,518	$ 2,827
Class K	538	227
Total	$ 4,056	$ 3,054

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011	Six months ended December 31, 2011	Year ended June 30, 2011
Growth Discovery
Shares sold	8,534	19,688	$ 119,723	$ 275,535
Reinvestment of distributions	395	350	5,284	4,463
Shares redeemed	(11,006)	(14,640)	(149,750)	(196,217)
Net increase (decrease)	(2,077)	5,398	$ (24,743)	$ 83,781
Class K
Shares sold	3,022	7,755	$ 40,649	$ 109,446
Reinvestment of distributions	84	39	1,128	497
Shares redeemed	(2,037)	(1,966)	(28,070)	(27,602)
Net increase (decrease)	1,069	5,828	$ 13,707	$ 82,341

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period, the fourth quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2007 through 2010 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) 1-800-544-5555

Automated line for quickest service

CII-USAN-0212
1.787778.108

Fidelity®

Growth Discovery
Fund -
Class K

Semiannual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Growth Discovery	.73%
Actual		$ 1,000.00	$ 924.00	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.71
Class K	.55%
Actual		$ 1,000.00	$ 925.10	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.37	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.7	5.9
Google, Inc. Class A	4.1	3.2
United Technologies Corp.	2.5	3.0
McDonald's Corp.	2.4	1.4
QUALCOMM, Inc.	2.2	3.6
Accenture PLC Class A	1.9	1.8
Exxon Mobil Corp.	1.6	3.2
Danaher Corp.	1.5	1.0
Precision Castparts Corp.	1.5	1.1
Starbucks Corp.	1.4	0.9
	27.8
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.9	30.8
Consumer Discretionary	16.6	12.9
Industrials	14.4	17.7
Energy	9.6	14.4
Consumer Staples	8.7	3.9
Asset Allocation (% of fund's net assets)
As of December 31, 2011 *		As of June 30, 2011 **
	Stocks 96.5%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	14.4%	** Foreign investments	19.7%

Semiannual Report

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.0%
Gentex Corp.	319,579	$ 9,456
Automobiles - 1.2%
Harley-Davidson, Inc.	210,894	8,197
Tesla Motors, Inc. (a)(d)	133,392	3,810
		12,007
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	201,400	2,173
Kroton Educacional SA:
rights 1/23/12 (a)	45,238	13
unit (a)	112,200	1,107
		3,293
Hotels, Restaurants & Leisure - 4.1%
Arcos Dorados Holdings, Inc.	24,400	501
Chipotle Mexican Grill, Inc. (a)	4,607	1,556
Dunkin' Brands Group, Inc. (a)	38,600	964
McDonald's Corp.	234,000	23,477
Starbucks Corp.	294,826	13,565
		40,063
Household Durables - 0.5%
Tupperware Brands Corp.	93,608	5,239
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	61,008	10,560
Media - 0.4%
Discovery Communications, Inc. Class C (non-vtg.) (a)	112,550	4,243
Multiline Retail - 1.6%
Dollar General Corp. (a)	120,658	4,964
Dollar Tree, Inc. (a)	12,200	1,014
Dollarama, Inc.	184,190	8,048
Dollarama, Inc. (a)(e)	25,900	1,132
		15,158
Specialty Retail - 5.3%
AutoZone, Inc. (a)	16,580	5,388
Bed Bath & Beyond, Inc. (a)	121,795	7,060
GNC Holdings, Inc.	140,678	4,073
Home Depot, Inc.	83,500	3,510
Lowe's Companies, Inc.	216,355	5,491
Ross Stores, Inc.	167,666	7,969
TJX Companies, Inc.	105,109	6,785
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	101,424	$ 6,584
Vitamin Shoppe, Inc. (a)	126,105	5,029
		51,889
Textiles, Apparel & Luxury Goods - 1.1%
Burberry Group PLC	47,421	873
NIKE, Inc. Class B	85,815	8,270
Ralph Lauren Corp.	10,332	1,427
		10,570
TOTAL CONSUMER DISCRETIONARY		162,478
CONSUMER STAPLES - 8.7%
Beverages - 1.3%
The Coca-Cola Co.	182,300	12,756
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	20,600	1,716
Drogasil SA	172,924	1,204
Whole Foods Market, Inc.	56,396	3,924
		6,844
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (a)(d)	173,396	7,777
Mead Johnson Nutrition Co. Class A	88,431	6,078
		13,855
Household Products - 1.4%
Colgate-Palmolive Co.	117,803	10,884
Procter & Gamble Co.	36,865	2,459
		13,343
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	12,934	1,453
Herbalife Ltd.	226,884	11,723
		13,176
Tobacco - 2.5%
Altria Group, Inc.	32,870	975
British American Tobacco PLC sponsored ADR	90,700	8,606
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	172,200	$ 13,514
Swedish Match Co.	43,600	1,548
		24,643
TOTAL CONSUMER STAPLES		84,617
ENERGY - 9.6%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	81,677	3,973
Cameron International Corp. (a)	79,600	3,916
Dresser-Rand Group, Inc. (a)	94,205	4,702
Halliburton Co.	254,003	8,766
National Oilwell Varco, Inc.	75,500	5,133
Oceaneering International, Inc.	145,256	6,701
Schlumberger Ltd.	119,056	8,133
		41,324
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	43,881	3,349
Apache Corp.	28,359	2,569
Atlas Pipeline Partners, LP	160,263	5,954
Concho Resources, Inc. (a)	51,521	4,830
Exxon Mobil Corp.	186,000	15,765
Kosmos Energy Ltd.	212,933	2,611
Noble Energy, Inc.	36,500	3,445
Occidental Petroleum Corp.	118,727	11,125
ONEOK Partners LP	19,784	1,142
Pioneer Natural Resources Co.	20,800	1,861
		52,651
TOTAL ENERGY		93,975
FINANCIALS - 2.5%
Capital Markets - 1.1%
BlackRock, Inc. Class A	26,491	4,722
GP Investments Ltd. (depositary receipt) (a)	362,094	772
Invesco Ltd.	200,421	4,026
JMP Group, Inc.	30,045	215
Noah Holdings Ltd. sponsored ADR (a)(d)	104,250	641
		10,376
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.1%
Mahindra & Mahindra Financial Services Ltd.	37,544	$ 432
Shriram Transport Finance Co. Ltd.	104,998	834
		1,266
Diversified Financial Services - 0.9%
CME Group, Inc.	37,158	9,054
Real Estate Investment Trusts - 0.3%
Public Storage	20,530	2,760
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	48,300	470
TOTAL FINANCIALS		23,926
HEALTH CARE - 4.3%
Biotechnology - 0.8%
Aegerion Pharmaceuticals, Inc. (a)	34,700	581
Amgen, Inc.	49,100	3,153
Biogen Idec, Inc. (a)	32,779	3,607
		7,341
Health Care Equipment & Supplies - 0.4%
Edwards Lifesciences Corp. (a)	27,100	1,916
The Cooper Companies, Inc.	26,469	1,867
		3,783
Health Care Providers & Services - 0.2%
VCA Antech, Inc. (a)	120,559	2,381
Pharmaceuticals - 2.9%
Allergan, Inc.	70,261	6,165
Novo Nordisk A/S Series B	60,177	6,914
Perrigo Co.	16,919	1,646
Valeant Pharmaceuticals International, Inc. (Canada) (d)	286,725	13,418
		28,143
TOTAL HEALTH CARE		41,648
INDUSTRIALS - 14.4%
Aerospace & Defense - 5.3%
Esterline Technologies Corp. (a)	60,261	3,373
Honeywell International, Inc.	90,144	4,899
Precision Castparts Corp.	88,053	14,510
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc. (a)	48,258	$ 4,617
United Technologies Corp.	331,385	24,221
		51,620
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	75,345	5,515
Commercial Services & Supplies - 0.8%
Cintas Corp.	136,771	4,761
KAR Auction Services, Inc. (a)	123,465	1,667
Waste Connections, Inc.	32,170	1,066
		7,494
Electrical Equipment - 1.8%
AMETEK, Inc.	62,365	2,626
Polypore International, Inc. (a)	123,985	5,454
Regal-Beloit Corp.	46,000	2,345
Roper Industries, Inc.	88,667	7,703
		18,128
Industrial Conglomerates - 1.5%
Danaher Corp.	315,600	14,846
Machinery - 1.5%
CLARCOR, Inc.	151,951	7,596
Graco, Inc.	25,123	1,027
Ingersoll-Rand PLC	195,391	5,954
		14,577
Professional Services - 1.8%
Advisory Board Co. (a)	48,877	3,627
Equifax, Inc.	93,066	3,605
IHS, Inc. Class A (a)	59,385	5,117
Qualicorp SA	164,700	1,481
Robert Half International, Inc.	130,937	3,726
		17,556
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc. Class A	18,500	1,324
W.W. Grainger, Inc.	52,738	9,872
		11,196
TOTAL INDUSTRIALS		140,932
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 2.2%
QUALCOMM, Inc.	391,632	$ 21,422
Computers & Peripherals - 9.3%
Apple, Inc. (a)	210,581	85,286
SanDisk Corp. (a)	122,049	6,006
		91,292
Internet Software & Services - 7.8%
Baidu.com, Inc. sponsored ADR (a)	69,662	8,114
Bankrate, Inc.	28,000	602
Dice Holdings, Inc. (a)	203,058	1,683
eBay, Inc. (a)	175,687	5,329
Google, Inc. Class A (a)	62,357	40,276
KIT Digital, Inc. (a)(d)	378,896	3,202
MercadoLibre, Inc.	28,658	2,279
Responsys, Inc.	120,968	1,075
SPS Commerce, Inc. (a)	23,900	620
Velti PLC (a)	334,159	2,272
VeriSign, Inc.	301,324	10,763
		76,215
IT Services - 3.6%
Accenture PLC Class A	340,535	18,127
Cognizant Technology Solutions Corp. Class A (a)	136,270	8,764
Heartland Payment Systems, Inc.	181,242	4,415
MasterCard, Inc. Class A	6,400	2,386
ServiceSource International, Inc.	65,842	1,033
		34,725
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	27,824	996
ARM Holdings PLC sponsored ADR	93,197	2,579
ASML Holding NV	60,800	2,541
Avago Technologies Ltd.	102,007	2,944
Broadcom Corp. Class A	166,748	4,896
Linear Technology Corp.	83,300	2,501
Marvell Technology Group Ltd. (a)	180,100	2,494
		18,951
Software - 8.1%
ANSYS, Inc. (a)	81,558	4,672
Ariba, Inc. (a)	325,139	9,130
Check Point Software Technologies Ltd. (a)	146,098	7,676
Citrix Systems, Inc. (a)	182,890	11,105
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Computer Modelling Group Ltd.	135,500	$ 2,042
Electronic Arts, Inc. (a)	220,116	4,534
Intuit, Inc.	163,253	8,585
Jive Software, Inc.	15,200	243
Mitek Systems, Inc. (a)(d)	120,039	870
Oracle Corp.	329,371	8,448
RealPage, Inc. (a)	80,832	2,043
Red Hat, Inc. (a)	81,700	3,373
salesforce.com, Inc. (a)	77,766	7,890
SolarWinds, Inc. (a)	115,527	3,229
VMware, Inc. Class A (a)	57,275	4,765
		78,605
TOTAL INFORMATION TECHNOLOGY		321,210
MATERIALS - 4.7%
Chemicals - 3.5%
Balchem Corp.	24,876	1,008
CF Industries Holdings, Inc.	15,200	2,204
Ecolab, Inc.	80,000	4,625
FMC Corp.	68,373	5,883
Monsanto Co.	78,881	5,527
Praxair, Inc.	89,000	9,514
Sherwin-Williams Co.	23,900	2,134
W.R. Grace & Co. (a)	66,573	3,057
		33,952
Metals & Mining - 1.2%
Kenmare Resources PLC (a)	1,214,702	868
Mirabela Nickel Ltd. (a)	332,713	381
Newmont Mining Corp.	185,219	11,115
		12,364
TOTAL MATERIALS		46,316
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
American Tower Corp. Class A	143,828	8,631
SBA Communications Corp. Class A (a)	91,712	3,940
TIM Participacoes SA sponsored ADR	363,514	9,379
		21,950
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.6%
Gas Utilities - 0.6%
ONEOK, Inc.	71,800	$ 6,224
TOTAL COMMON STOCKS (Cost $870,316)		943,276
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.11% (b)	35,677,474	35,677
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	8,198,462	8,198
TOTAL MONEY MARKET FUNDS (Cost $43,875)		43,875
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $914,191)		987,151
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(10,051)
NET ASSETS - 100%		$ 977,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,132,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	116
Total	$ 138
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 162,478	$ 162,478	$ -	$ -
Consumer Staples	84,617	84,617	-	-
Energy	93,975	93,975	-	-
Financials	23,926	23,926	-	-
Health Care	41,648	34,734	6,914	-
Industrials	140,932	140,932	-	-
Information Technology	321,210	321,210	-	-
Materials	46,316	46,316	-	-
Telecommunication Services	21,950	21,950	-	-
Utilities	6,224	6,224	-	-
Money Market Funds	43,875	43,875	-	-
Total Investments in Securities:	$ 987,151	$ 980,237	$ 6,914	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.6%
Ireland	2.6%
Canada	2.6%
Cayman Islands	2.1%
Brazil	1.5%
United Kingdom	1.3%
Bermuda	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,921) - See accompanying schedule: Unaffiliated issuers (cost $870,316)	$ 943,276
Fidelity Central Funds (cost $43,875)	43,875
Total Investments (cost $914,191)		$ 987,151
Receivable for investments sold		689
Receivable for fund shares sold		1,306
Dividends receivable		399
Distributions receivable from Fidelity Central Funds		21
Prepaid expenses		3
Other receivables		41
Total assets		989,610

Liabilities
Payable for investments purchased	$ 614
Payable for fund shares redeemed	3,063
Accrued management fee	410
Other affiliated payables	195
Other payables and accrued expenses	30
Collateral on securities loaned, at value	8,198
Total liabilities		12,510

Net Assets		$ 977,100
Net Assets consist of:
Paid in capital		$ 1,499,670
Undistributed net investment income		749
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(596,271)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,952
Net Assets		$ 977,100

Growth Discovery: Net Asset Value, offering price and redemption price per share ($827,876 ÷ 60,594.8 shares)		$ 13.66

Class K: Net Asset Value, offering price and redemption price per share ($149,224 ÷ 10,928.3 shares)		$ 13.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2011 (Unaudited)

Investment Income
Dividends		$ 4,826
Income from Fidelity Central Funds		138
Total income		4,964

Expenses
Management fee Basic fee	$ 2,818
Performance adjustment	(564)
Transfer agent fees	1,025
Accounting and security lending fees	169
Custodian fees and expenses	29
Independent trustees' compensation	3
Registration fees	29
Audit	30
Legal	4
Miscellaneous	5
Total expenses before reductions	3,548
Expense reductions	(21)	3,527
Net investment income (loss)		1,437
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,919)
Foreign currency transactions	(230)
Total net realized gain (loss)		(7,149)
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,596)
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(78,598)
Net gain (loss)		(85,747)
Net increase (decrease) in net assets resulting from operations		$ (84,310)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,437	$ 3,581
Net realized gain (loss)	(7,149)	102,766
Change in net unrealized appreciation (depreciation)	(78,598)	165,724
Net increase (decrease) in net assets resulting from operations	(84,310)	272,071
Distributions to shareholders from net investment income	(2,613)	(2,086)
Distributions to shareholders from net realized gain	(4,056)	(3,054)
Total distributions	(6,669)	(5,140)
Share transactions - net increase (decrease)	(11,036)	166,122
Total increase (decrease) in net assets	(102,015)	433,053

Net Assets
Beginning of period	1,079,115	646,062
End of period (including undistributed net investment income of $749 and undistributed net investment income of $1,925, respectively)	$ 977,100	$ 1,079,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.88	$ 10.54	$ 9.04	$ 14.61	$ 14.36	$ 11.60
Income from Investment Operations
Net investment income (loss)D	.02	.05	.01	.04	.09	.07
Net realized and unrealized gain (loss)	(1.15)	4.37	1.52	(5.54)	.20	2.83
Total from investment operations	(1.13)	4.42	1.53	(5.50)	.29	2.90
Distributions from net investment income	(.03)	(.03)	(.03)	(.07)	(.04)	(.12)
Distributions from net realized gain	(.06)	(.05)	(.01)	-	-	(.02)
Total distributions	(.09)	(.08)	(.03)H	(.07)	(.04)	(.14)
Net asset value, end of period	$ 13.66	$ 14.88	$ 10.54	$ 9.04	$ 14.61	$ 14.36
Total ReturnB,C	(7.60)%	42.09%	16.96%	(37.75)%	1.98%	25.24%
Ratios to Average Net AssetsE,G
Expenses before reductions	.73%A	.63%	.76%	.90%	.91%	.81%
Expenses net of fee waivers, if any	.73%A	.63%	.76%	.90%	.91%	.81%
Expenses net of all reductions	.73%A	.62%	.75%	.89%	.90%	.80%
Net investment income (loss)	.26%A	.39%	.08%	.36%	.57%	.55%
Supplemental Data
Net assets, end of period (in millions)	$ 828	$ 932	$ 604	$ 777	$ 1,768	$ 481
Portfolio turnover rateF	83%A	72%	87%	166%	150%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.88	$ 10.55	$ 9.05	$ 14.62	$ 14.94
Income from Investment Operations
Net investment income (loss)D	.03	.08	.03	.05	.03
Net realized and unrealized gain (loss)	(1.15)	4.36	1.53	(5.53)	(.35)
Total from investment operations	(1.12)	4.44	1.56	(5.48)	(.32)
Distributions from net investment income	(.06)	(.06)	(.05)	(.09)	-
Distributions from net realized gain	(.06)	(.05)	(.01)	-	-
Total distributions	(.11)J	(.11)	(.06)I	(.09)	-
Net asset value, end of period	$ 13.65	$ 14.88	$ 10.55	$ 9.05	$ 14.62
Total ReturnB,C	(7.49)%	42.26%	17.25%	(37.60)%	(2.14)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.55%A	.44%	.53%	.67%	.76%A
Expenses net of fee waivers, if any	.55%A	.44%	.53%	.67%	.76%A
Expenses net of all reductions	.55%A	.43%	.52%	.67%	.75%A
Net investment income (loss)	.44%A	.58%	.31%	.59%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 149,224	$ 146,740	$ 42,570	$ 30,939	$ 98
Portfolio turnover rateF	83%A	72%	87%	166%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

J Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2011 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 122,628
Gross unrealized depreciation	(52,313)
Net unrealized appreciation (depreciation) on securities and other investments	$ 70,315

Tax cost	$ 916,836

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (324,240)
2018	(260,431)
Total capital loss carryforward	$ (584,671)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $407,418 and $441,605, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Discovery	$ 988.23
Class K	37.05
	$ 1,025

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $116. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by twenty-five dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2011	Year ended June 30, 2011
From net investment income
Growth Discovery	$ 2,023	$ 1,816
Class K	590	270
Total	$ 2,613	$ 2,086
From net realized gain
Growth Discovery	$ 3,518	$ 2,827
Class K	538	227
Total	$ 4,056	$ 3,054

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011	Six months ended December 31, 2011	Year ended June 30, 2011
Growth Discovery
Shares sold	8,534	19,688	$ 119,723	$ 275,535
Reinvestment of distributions	395	350	5,284	4,463
Shares redeemed	(11,006)	(14,640)	(149,750)	(196,217)
Net increase (decrease)	(2,077)	5,398	$ (24,743)	$ 83,781
Class K
Shares sold	3,022	7,755	$ 40,649	$ 109,446
Reinvestment of distributions	84	39	1,128	497
Shares redeemed	(2,037)	(1,966)	(28,070)	(27,602)
Net increase (decrease)	1,069	5,828	$ 13,707	$ 82,341

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period, the fourth quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2007 through 2010 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

CII-K-USAN-0212
1.863273.103

Fidelity®

Mega Cap Stock

Fund

Semiannual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Class A	1.04%
Actual		$ 1,000.00	$ 978.40	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.28
Class T	1.32%
Actual		$ 1,000.00	$ 976.90	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.70
Class B	1.81%
Actual		$ 1,000.00	$ 974.90	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.04	$ 9.17
Class C	1.80%
Actual		$ 1,000.00	$ 974.70	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.09	$ 9.12
Mega Cap Stock	.78%
Actual		$ 1,000.00	$ 980.20	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96
Institutional Class	.78%
Actual		$ 1,000.00	$ 979.50	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	3.6
Wells Fargo & Co.	4.6	5.1
Exxon Mobil Corp.	4.4	4.5
JPMorgan Chase & Co.	4.0	4.2
Chevron Corp.	3.4	3.3
General Electric Co.	3.0	1.7
Google, Inc. Class A	3.0	2.1
Procter & Gamble Co.	2.5	1.8
Microsoft Corp.	2.2	1.9
Merck & Co., Inc.	1.9	1.8
	34.1
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	23.0
Financials	15.8	17.5
Energy	13.8	11.0
Consumer Discretionary	11.9	12.3
Industrials	11.2	11.2
Asset Allocation (% of fund's net assets)
As of December 31, 2011 *		As of June 30, 2011 **
	Stocks and Equity Futures 99.1%		Stocks 99.8%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	10.0%	** Foreign investments	13.4%

Semiannual Report

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW)	24,457	$ 1,638,574
Distributors - 0.2%
Li & Fung Ltd.	1,336,000	2,473,628
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	16,700	545,088
McDonald's Corp.	110,700	11,106,531
Yum! Brands, Inc.	114,000	6,727,140
		18,378,759
Media - 4.9%
Comcast Corp. Class A (special) (non-vtg.)	724,100	17,059,796
The Walt Disney Co.	224,500	8,418,750
Time Warner Cable, Inc.	73,000	4,640,610
Time Warner, Inc.	509,600	18,416,944
Viacom, Inc. Class B (non-vtg.)	112,500	5,108,625
		53,644,725
Multiline Retail - 1.5%
Target Corp.	316,300	16,200,886
Specialty Retail - 2.3%
Home Depot, Inc.	222,100	9,337,084
Lowe's Companies, Inc.	557,900	14,159,502
Staples, Inc.	100,543	1,396,542
		24,893,128
TOTAL CONSUMER DISCRETIONARY		117,229,700
CONSUMER STAPLES - 11.0%
Beverages - 2.5%
PepsiCo, Inc.	296,300	19,659,505
The Coca-Cola Co.	113,400	7,934,598
		27,594,103
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	216,400	8,824,792
Sysco Corp.	130,500	3,827,565
Walgreen Co.	230,200	7,610,412
		20,262,769
Food Products - 0.6%
Danone	112,317	7,061,258
Household Products - 4.8%
Colgate-Palmolive Co.	105,200	9,719,428
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	210,400	$ 15,477,024
Procter & Gamble Co.	410,400	27,377,784
		52,574,236
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	71,300	6,764,944
Philip Morris International, Inc.	81,930	6,429,866
		13,194,810
TOTAL CONSUMER STAPLES		120,687,176
ENERGY - 13.8%
Energy Equipment & Services - 1.4%
Halliburton Co.	286,400	9,883,664
National Oilwell Varco, Inc.	59,200	4,025,008
Schlumberger Ltd.	27,500	1,878,525
		15,787,197
Oil, Gas & Consumable Fuels - 12.4%
Apache Corp.	66,400	6,014,512
Chevron Corp.	347,900	37,016,560
Exxon Mobil Corp.	575,171	48,751,494
Hess Corp.	16,400	931,520
Occidental Petroleum Corp.	127,300	11,928,010
Royal Dutch Shell PLC Class A sponsored ADR	207,000	15,129,630
Suncor Energy, Inc.	328,600	9,479,839
Talisman Energy, Inc.	229,000	2,918,716
Williams Companies, Inc.	116,800	3,856,736
		136,027,017
TOTAL ENERGY		151,814,214
FINANCIALS - 15.8%
Capital Markets - 2.4%
BlackRock, Inc. Class A	11,800	2,103,232
Charles Schwab Corp.	329,900	3,714,674
Goldman Sachs Group, Inc.	72,800	6,583,304
Morgan Stanley	468,600	7,089,918
Northern Trust Corp.	64,400	2,554,104
State Street Corp.	105,700	4,260,767
		26,305,999
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 7.7%
Bank of Montreal	11,700	$ 641,984
BB&T Corp.	535,100	13,468,467
HSBC Holdings PLC sponsored ADR	27,700	1,055,370
Standard Chartered PLC (United Kingdom)	125,721	2,751,264
U.S. Bancorp	582,700	15,762,035
Wells Fargo & Co.	1,820,630	50,176,563
		83,855,683
Diversified Financial Services - 5.2%
Citigroup, Inc.	518,170	13,633,053
JPMorgan Chase & Co.	1,318,500	43,840,125
		57,473,178
Insurance - 0.5%
MetLife, Inc.	189,400	5,905,492
TOTAL FINANCIALS		173,540,352
HEALTH CARE - 10.1%
Biotechnology - 1.4%
Amgen, Inc.	231,990	14,896,078
Health Care Equipment & Supplies - 0.1%
St. Jude Medical, Inc.	26,700	915,810
Health Care Providers & Services - 2.0%
Aetna, Inc.	77,200	3,257,068
Express Scripts, Inc. (a)	38,200	1,707,158
McKesson Corp.	126,100	9,824,451
Medco Health Solutions, Inc. (a)	31,400	1,755,260
WellPoint, Inc.	88,353	5,853,386
		22,397,323
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	69,500	3,125,415
Pharmaceuticals - 6.3%
Abbott Laboratories	225,200	12,662,996
GlaxoSmithKline PLC sponsored ADR	171,600	7,830,108
Johnson & Johnson	88,000	5,771,040
Merck & Co., Inc.	554,100	20,889,570
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	940,100	$ 20,343,764
Roche Holding AG (participation certificate)	13,072	2,215,900
		69,713,378
TOTAL HEALTH CARE		111,048,004
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	186,500	10,136,275
Raytheon Co.	99,900	4,833,162
The Boeing Co.	114,000	8,361,900
United Technologies Corp.	159,300	11,643,237
		34,974,574
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	164,000	12,003,160
Electrical Equipment - 0.7%
Emerson Electric Co.	167,400	7,799,166
Industrial Conglomerates - 5.0%
3M Co.	26,900	2,198,537
Danaher Corp.	162,100	7,625,184
General Electric Co.	1,857,500	33,267,825
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	512,597	10,738,907
Siemens AG	8,345	798,508
		54,628,961
Machinery - 0.9%
Ingersoll-Rand PLC	233,899	7,126,903
PACCAR, Inc.	90,500	3,391,035
		10,517,938
Road & Rail - 0.3%
Union Pacific Corp.	30,200	3,199,388
TOTAL INDUSTRIALS		123,123,187
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 3.1%
Cisco Systems, Inc.	1,124,200	20,325,536
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	288,165	$ 5,881,448
QUALCOMM, Inc.	142,800	7,811,160
		34,018,144
Computers & Peripherals - 6.9%
Apple, Inc. (a)	139,101	56,335,902
EMC Corp. (a)	444,800	9,580,992
Hewlett-Packard Co.	384,000	9,891,840
		75,808,734
Electronic Equipment & Components - 0.7%
Corning, Inc.	550,400	7,144,192
Internet Software & Services - 3.0%
Google, Inc. Class A (a)	51,250	33,102,375
IT Services - 5.1%
Accenture PLC Class A	118,700	6,318,401
Cognizant Technology Solutions Corp. Class A (a)	127,300	8,186,663
International Business Machines Corp.	87,100	16,015,948
MasterCard, Inc. Class A	38,400	14,316,288
Visa, Inc. Class A	113,300	11,503,349
		56,340,649
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	259,300	3,347,563
Texas Instruments, Inc.	194,600	5,664,806
		9,012,369
Software - 3.9%
Microsoft Corp.	930,100	24,145,396
Oracle Corp.	627,300	16,090,245
salesforce.com, Inc. (a)	19,500	1,978,470
		42,214,111
TOTAL INFORMATION TECHNOLOGY		257,640,574
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	91,300	4,179,714
UTILITIES - 0.8%
Electric Utilities - 0.4%
Duke Energy Corp.	33,600	739,200
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	38,900	$ 2,368,232
PPL Corp.	50,430	1,483,651
		4,591,083
Multi-Utilities - 0.4%
National Grid PLC	369,642	3,573,226
TOTAL UTILITIES		8,164,309
TOTAL COMMON STOCKS (Cost $1,042,016,843)		1,067,427,230
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Porsche Automobil Holding SE (Germany)	110,730	5,926,651
Volkswagen AG	47,700	7,146,738
		13,073,389
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,506,666)		13,073,389
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.11% (b) (Cost $12,804,521)	12,804,521	12,804,521
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,069,328,030)		1,093,305,140
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,539,593
NET ASSETS - 100%		$ 1,096,844,733
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
104 CME E-mini S&P 500 Index Contracts	March 2012	$ 6,513,520	$ (19,215)
The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,617
Fidelity Securities Lending Cash Central Fund	27,920
Total	$ 31,537
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 130,303,089	$ 130,303,089	$ -	$ -
Consumer Staples	120,687,176	120,687,176	-	-
Energy	151,814,214	151,814,214	-	-
Financials	173,540,352	173,540,352	-	-
Health Care	111,048,004	111,048,004	-	-
Industrials	123,123,187	122,324,679	798,508	-
Information Technology	257,640,574	257,640,574	-	-
Materials	4,179,714	4,179,714	-	-
Utilities	8,164,309	4,591,083	3,573,226	-
Money Market Funds	12,804,521	12,804,521	-	-
Total Investments in Securities:	$ 1,093,305,140	$ 1,088,933,406	$ 4,371,734	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (19,215)	$ (19,215)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (19,215)
Total Equity Risk	$ -	$ (19,215)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	3.5%
Germany	1.4%
Canada	1.3%
Ireland	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,056,523,509)	$ 1,080,500,619
Fidelity Central Funds (cost $12,804,521)	12,804,521
Total Investments (cost $1,069,328,030)		$ 1,093,305,140
Foreign currency held at value (cost $263)		264
Receivable for investments sold		7,329,153
Receivable for fund shares sold		4,029,933
Dividends receivable		1,812,850
Distributions receivable from Fidelity Central Funds		3,868
Prepaid expenses		2,905
Other receivables		23,979
Total assets		1,106,508,092

Liabilities
Payable for investments purchased	$ 6,928,105
Payable for fund shares redeemed	2,037,989
Accrued management fee	402,725
Distribution and service plan fees payable	4,584
Payable for daily variation margin on futures contracts	19,215
Other affiliated payables	245,962
Other payables and accrued expenses	24,779
Total liabilities		9,663,359

Net Assets		$ 1,096,844,733
Net Assets consist of:
Paid in capital		$ 1,228,220,249
Distributions in excess of net investment income		(167,645)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(155,167,491)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,959,620
Net Assets		$ 1,096,844,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,010,273 ÷ 498,336 shares)	$ 10.05

Maximum offering price per share (100/94.25 of $10.05)	$ 10.66
Class T: Net Asset Value and redemption price per share ($1,813,635 ÷ 180,118 shares)	$ 10.07

Maximum offering price per share (100/96.50 of $10.07)	$ 10.44
Class B: Net Asset Value and offering price per share ($648,364 ÷ 64,668 shares)A	$ 10.03

Class C: Net Asset Value and offering price per share ($2,790,550 ÷ 279,566 shares)A	$ 9.98

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($951,853,830 ÷ 94,266,057 shares)	$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($134,728,081 ÷ 13,377,024 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Dividends		$ 10,551,403
Income from Fidelity Central Funds		31,537
Total income		10,582,940

Expenses
Management fee	$ 2,262,066
Transfer agent fees	1,294,259
Distribution and service plan fees	23,291
Accounting and security lending fees	164,425
Custodian fees and expenses	22,900
Independent trustees' compensation	3,015
Registration fees	50,664
Audit	27,227
Legal	3,701
Interest	588
Miscellaneous	3,441
Total expenses before reductions	3,855,577
Expense reductions	(10,107)	3,845,470
Net investment income (loss)		6,737,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,792,462
Foreign currency transactions	(7,490)
Futures contracts	(209,511)
Total net realized gain (loss)		8,575,461
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,015,631)
Assets and liabilities in foreign currencies	(6,389)
Futures contracts	(19,215)
Total change in net unrealized appreciation (depreciation)		(28,041,235)
Net gain (loss)		(19,465,774)
Net increase (decrease) in net assets resulting from operations		$ (12,728,304)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,737,470	$ 7,510,892
Net realized gain (loss)	8,575,461	43,232,954
Change in net unrealized appreciation (depreciation)	(28,041,235)	104,537,333
Net increase (decrease) in net assets resulting from operations	(12,728,304)	155,281,179
Distributions to shareholders from net investment income	(11,753,098)	(4,840,262)
Share transactions - net increase (decrease)	190,795,859	273,329,633
Total increase (decrease) in net assets	166,314,457	423,770,550

Net Assets
Beginning of period	930,530,276	506,759,726
End of period (including distributions in excess of net investment income of $167,645 and undistributed net investment income of $4,847,983, respectively)	$ 1,096,844,733	$ 930,530,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 8.07	$ 7.20	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.05	.07	.06	.10	.05
Net realized and unrealized gain (loss)	(.28)	2.28	.92	(2.65)	(.77)
Total from investment operations	(.23)	2.35	.98	(2.55)	(.72)
Distributions from net investment income	(.09)	(.05)	(.11)	(.12)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.09)	(.05)	(.11)	(.14)	-
Net asset value, end of period	$ 10.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Total ReturnB,C,D	(2.16)%	29.23%	13.65%	(25.98)%	(6.79)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.04%A	1.06%	1.10%	1.13%	1.02%A
Expenses net of fee waivers, if any	1.04%A	1.06%	1.10%	1.13%	1.02%A
Expenses net of all reductions	1.04%A	1.06%	1.10%	1.13%	1.01%A
Net investment income (loss)	1.11%A	.76%	.66%	1.44%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,010	$ 4,169	$ 2,238	$ 806	$ 106
Portfolio turnover rateG	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 8.07	$ 7.20	$ 9.88	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.04	.05	.03	.09	.04
Net realized and unrealized gain (loss)	(.28)	2.29	.93	(2.67)	(.77)
Total from investment operations	(.24)	2.34	.96	(2.58)	(.73)
Distributions from net investment income	(.07)	(.03)	(.09)	(.08)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.07)	(.03)	(.09)	(.10)	-
Net asset value, end of period	$ 10.07	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Total ReturnB,C,D	(2.31)%	29.08%	13.32%	(26.21)%	(6.88)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.32%A	1.32%	1.36%	1.36%	1.32%A
Expenses net of fee waivers, if any	1.32%A	1.32%	1.36%	1.36%	1.32%A
Expenses net of all reductions	1.32%A	1.32%	1.35%	1.36%	1.32%A
Net investment income (loss)	.83%A	.50%	.41%	1.21%	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,814	$ 1,682	$ 1,073	$ 446	$ 136
Portfolio turnover rateG	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 8.02	$ 7.19	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.02	-K	(.01)	.05	.02
Net realized and unrealized gain (loss)	(.28)	2.28	.92	(2.66)	(.76)
Total from investment operations	(.26)	2.28	.91	(2.61)	(.74)
Distributions from net investment income	(.01)	-	(.08)	(.05)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.01)	-	(.08)	(.07)	-
Net asset value, end of period	$ 10.03	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Total ReturnB,C,D	(2.51)%	28.43%	12.60%	(26.56)%	(6.97)%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.81%A	1.83%	1.88%	1.88%	1.73%A
Expenses net of fee waivers, if any	1.81%A	1.83%	1.88%	1.88%	1.73%A
Expenses net of all reductions	1.81%A	1.82%	1.88%	1.88%	1.73%A
Net investment income (loss)	.34%A	.00%H	(.12)%	.68%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 648	$ 764	$ 667	$ 263	$ 107
Portfolio turnover rateG	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 8.01	$ 7.16	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.02	-J	(.01)	.05	.02
Net realized and unrealized gain (loss)	(.28)	2.27	.92	(2.66)	(.76)
Total from investment operations	(.26)	2.27	.91	(2.61)	(.74)
Distributions from net investment income	(.04)	-	(.06)	(.08)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.04)	-	(.06)	(.10)	-
Net asset value, end of period	$ 9.98	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Total ReturnB,C,D	(2.53)%	28.34%	12.72%	(26.56)%	(6.97)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.80%A	1.81%	1.86%	1.88%	1.71%A
Expenses net of fee waivers, if any	1.80%A	1.81%	1.86%	1.88%	1.71%A
Expenses net of all reductions	1.80%A	1.81%	1.85%	1.88%	1.71%A
Net investment income (loss)	.35%A	.01%	(.10)%	.69%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,791	$ 1,913	$ 807	$ 470	$ 98
Portfolio turnover rateG	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 8.11	$ 7.23	$ 9.91	$ 12.06	$ 10.31
Income from Investment Operations
Net investment income (loss)D	.07	.10	.08	.13	.14	.09
Net realized and unrealized gain (loss)	(.28)	2.29	.93	(2.67)	(1.60)	1.93
Total from investment operations	(.21)	2.39	1.01	(2.54)	(1.46)	2.02
Distributions from net investment income	(.12)	(.07)	(.13)	(.12)	(.07)	(.09)
Distributions from net realized gain	-	-	-	(.02)	(.62)	(.18)
Total distributions	(.12)	(.07)	(.13)	(.14)	(.69)	(.27)
Net asset value, end of period	$ 10.10	$ 10.43	$ 8.11	$ 7.23	$ 9.91	$ 12.06
Total ReturnB,C	(1.98)%	29.61%	13.93%	(25.77)%	(12.73)%	20.05%
Ratios to Average Net AssetsE,G
Expenses before reductions	.78%A	.79%	.81%	.79%	.75%	.81%
Expenses net of fee waivers, if any	.78%A	.79%	.80%	.78%	.74%	.81%
Expenses net of all reductions	.78%A	.78%	.79%	.78%	.74%	.81%
Net investment income (loss)	1.37%A	1.04%	.96%	1.78%	1.28%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 951,854	$ 785,233	$ 500,407	$ 253,164	$ 667,542	$ 205,163
Portfolio turnover rateF	60%A	53%	97%	138%	97%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 8.09	$ 7.22	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss)D	.07	.10	.08	.13	.07
Net realized and unrealized gain (loss)	(.29)	2.30	.92	(2.67)	(.77)
Total from investment operations	(.22)	2.40	1.00	(2.54)	(.70)
Distributions from net investment income	(.11)	(.09)	(.13)	(.13)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.11)	(.09)	(.13)	(.15)	-
Net asset value, end of period	$ 10.07	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Total ReturnB,C	(2.05)%	29.74%	13.89%	(25.81)%	(6.60)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.78%A	.79%	.88%	.77%	.70%A
Expenses net of fee waivers, if any	.78%A	.79%	.88%	.77%	.70%A
Expenses net of all reductions	.78%A	.78%	.87%	.77%	.70%A
Net investment income (loss)	1.37%A	1.04%	.88%	1.79%	1.57%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,728	$ 136,768	$ 1,568	$ 515	$ 93
Portfolio turnover rateF	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2011 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 90,133,511
Gross unrealized depreciation	(73,716,943)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,416,568

Tax cost	$ 1,076,888,572

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (45,984,850)
2018	(109,353,222)
Total capital loss carryforward	$ (155,338,072)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $209,511 and a change in net unrealized appreciation (depreciation) of $19,215 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $469,513,262 and $299,235,788, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,571	$ 448
Class T	.25%	.25%	4,120	-
Class B	.75%	.25%	3,285	2,464
Class C	.75%	.25%	10,315	3,078
			$ 23,291	$ 5,990

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,919
Class T	400
Class B*	755
Class C*	54
$ 4,128

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,165.28
Class T	2,483.30
Class B	975.30
Class C	2,894.28
Mega Cap Stock	1,090,130.26
Institutional Class	191,612.27
	$ 1,294,259

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,794 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,605,375.32%		$ 535

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,229 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $27,920. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $3,312,000. The weighted average interest rate was .58%. The interest expense amounted to $53 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,107 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2011	Year ended June 30, 2011
From net investment income
Class A	$ 41,978	$ 15,699
Class T	11,957	4,295
Class B	701	-
Class C	10,116	-
Mega Cap Stock	10,229,962	4,094,618
Institutional Class	1,458,384	725,650
Total	$ 11,753,098	$ 4,840,262

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011	Six months ended December 31, 2011	Year ended June 30, 2011
Class A
Shares sold	146,198	220,973	$ 1,399,310	$ 2,204,584
Reinvestment of distributions	3,634	1,526	35,610	14,210
Shares redeemed	(53,473)	(97,950)	(519,989)	(951,110)
Net increase (decrease)	96,359	124,549	$ 914,931	$ 1,267,684
Class T
Shares sold	40,614	70,794	$ 406,676	$ 699,083
Reinvestment of distributions	1,213	459	11,925	4,248
Shares redeemed	(23,818)	(42,060)	(232,362)	(396,340)
Net increase (decrease)	18,009	29,193	$ 186,239	$ 306,991
Class B
Shares sold	4,161	19,392	$ 39,157	$ 183,567
Reinvestment of distributions	69	-	689	-
Shares redeemed	(13,808)	(28,265)	(131,668)	(272,700)
Net increase (decrease)	(9,578)	(8,873)	$ (91,822)	$ (89,133)
Class C
Shares sold	127,109	96,864	$ 1,273,370	$ 975,147
Reinvestment of distributions	856	-	8,451	-
Shares redeemed	(34,528)	(11,544)	(320,542)	(114,846)
Net increase (decrease)	93,437	85,320	$ 961,279	$ 860,301
Mega Cap Stock
Shares sold	29,632,991	34,124,104	$ 293,162,557	$ 350,713,479
Reinvestment of distributions	965,264	418,751	9,476,452	3,910,800
Shares redeemed	(11,606,723)	(20,989,740)	(113,254,685)	(199,951,600)
Net increase (decrease)	18,991,532	13,553,115	$ 189,384,324	$ 154,672,679
Institutional Class
Shares sold	4,523,294	16,010,762	$ 42,450,955	$ 148,274,212
Reinvestment of distributions	144,898	75,239	1,415,456	703,651
Shares redeemed	(4,444,444)	(3,126,457)	(44,425,503)	(32,666,752)
Net increase (decrease)	223,748	12,959,544	$ (559,092)	$ 116,311,111

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class B of the fund and the cumulative total returns of a broad-based securities market index ("benchmark").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

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Fidelity Investments
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P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
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Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

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Fidelity Advisor®

Mega Cap Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

December 31, 2011

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Mega Cap Stock Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Class A	1.04%
Actual		$ 1,000.00	$ 978.40	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.28
Class T	1.32%
Actual		$ 1,000.00	$ 976.90	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.70
Class B	1.81%
Actual		$ 1,000.00	$ 974.90	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.04	$ 9.17
Class C	1.80%
Actual		$ 1,000.00	$ 974.70	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.09	$ 9.12
Mega Cap Stock	.78%
Actual		$ 1,000.00	$ 980.20	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96
Institutional Class	.78%
Actual		$ 1,000.00	$ 979.50	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	3.6
Wells Fargo & Co.	4.6	5.1
Exxon Mobil Corp.	4.4	4.5
JPMorgan Chase & Co.	4.0	4.2
Chevron Corp.	3.4	3.3
General Electric Co.	3.0	1.7
Google, Inc. Class A	3.0	2.1
Procter & Gamble Co.	2.5	1.8
Microsoft Corp.	2.2	1.9
Merck & Co., Inc.	1.9	1.8
	34.1
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	23.0
Financials	15.8	17.5
Energy	13.8	11.0
Consumer Discretionary	11.9	12.3
Industrials	11.2	11.2
Asset Allocation (% of fund's net assets)
As of December 31, 2011 *		As of June 30, 2011 **
	Stocks and Equity Futures 99.1%		Stocks 99.8%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	10.0%	** Foreign investments	13.4%

Semiannual Report

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW)	24,457	$ 1,638,574
Distributors - 0.2%
Li & Fung Ltd.	1,336,000	2,473,628
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	16,700	545,088
McDonald's Corp.	110,700	11,106,531
Yum! Brands, Inc.	114,000	6,727,140
		18,378,759
Media - 4.9%
Comcast Corp. Class A (special) (non-vtg.)	724,100	17,059,796
The Walt Disney Co.	224,500	8,418,750
Time Warner Cable, Inc.	73,000	4,640,610
Time Warner, Inc.	509,600	18,416,944
Viacom, Inc. Class B (non-vtg.)	112,500	5,108,625
		53,644,725
Multiline Retail - 1.5%
Target Corp.	316,300	16,200,886
Specialty Retail - 2.3%
Home Depot, Inc.	222,100	9,337,084
Lowe's Companies, Inc.	557,900	14,159,502
Staples, Inc.	100,543	1,396,542
		24,893,128
TOTAL CONSUMER DISCRETIONARY		117,229,700
CONSUMER STAPLES - 11.0%
Beverages - 2.5%
PepsiCo, Inc.	296,300	19,659,505
The Coca-Cola Co.	113,400	7,934,598
		27,594,103
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	216,400	8,824,792
Sysco Corp.	130,500	3,827,565
Walgreen Co.	230,200	7,610,412
		20,262,769
Food Products - 0.6%
Danone	112,317	7,061,258
Household Products - 4.8%
Colgate-Palmolive Co.	105,200	9,719,428
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	210,400	$ 15,477,024
Procter & Gamble Co.	410,400	27,377,784
		52,574,236
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	71,300	6,764,944
Philip Morris International, Inc.	81,930	6,429,866
		13,194,810
TOTAL CONSUMER STAPLES		120,687,176
ENERGY - 13.8%
Energy Equipment & Services - 1.4%
Halliburton Co.	286,400	9,883,664
National Oilwell Varco, Inc.	59,200	4,025,008
Schlumberger Ltd.	27,500	1,878,525
		15,787,197
Oil, Gas & Consumable Fuels - 12.4%
Apache Corp.	66,400	6,014,512
Chevron Corp.	347,900	37,016,560
Exxon Mobil Corp.	575,171	48,751,494
Hess Corp.	16,400	931,520
Occidental Petroleum Corp.	127,300	11,928,010
Royal Dutch Shell PLC Class A sponsored ADR	207,000	15,129,630
Suncor Energy, Inc.	328,600	9,479,839
Talisman Energy, Inc.	229,000	2,918,716
Williams Companies, Inc.	116,800	3,856,736
		136,027,017
TOTAL ENERGY		151,814,214
FINANCIALS - 15.8%
Capital Markets - 2.4%
BlackRock, Inc. Class A	11,800	2,103,232
Charles Schwab Corp.	329,900	3,714,674
Goldman Sachs Group, Inc.	72,800	6,583,304
Morgan Stanley	468,600	7,089,918
Northern Trust Corp.	64,400	2,554,104
State Street Corp.	105,700	4,260,767
		26,305,999
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 7.7%
Bank of Montreal	11,700	$ 641,984
BB&T Corp.	535,100	13,468,467
HSBC Holdings PLC sponsored ADR	27,700	1,055,370
Standard Chartered PLC (United Kingdom)	125,721	2,751,264
U.S. Bancorp	582,700	15,762,035
Wells Fargo & Co.	1,820,630	50,176,563
		83,855,683
Diversified Financial Services - 5.2%
Citigroup, Inc.	518,170	13,633,053
JPMorgan Chase & Co.	1,318,500	43,840,125
		57,473,178
Insurance - 0.5%
MetLife, Inc.	189,400	5,905,492
TOTAL FINANCIALS		173,540,352
HEALTH CARE - 10.1%
Biotechnology - 1.4%
Amgen, Inc.	231,990	14,896,078
Health Care Equipment & Supplies - 0.1%
St. Jude Medical, Inc.	26,700	915,810
Health Care Providers & Services - 2.0%
Aetna, Inc.	77,200	3,257,068
Express Scripts, Inc. (a)	38,200	1,707,158
McKesson Corp.	126,100	9,824,451
Medco Health Solutions, Inc. (a)	31,400	1,755,260
WellPoint, Inc.	88,353	5,853,386
		22,397,323
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	69,500	3,125,415
Pharmaceuticals - 6.3%
Abbott Laboratories	225,200	12,662,996
GlaxoSmithKline PLC sponsored ADR	171,600	7,830,108
Johnson & Johnson	88,000	5,771,040
Merck & Co., Inc.	554,100	20,889,570
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	940,100	$ 20,343,764
Roche Holding AG (participation certificate)	13,072	2,215,900
		69,713,378
TOTAL HEALTH CARE		111,048,004
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	186,500	10,136,275
Raytheon Co.	99,900	4,833,162
The Boeing Co.	114,000	8,361,900
United Technologies Corp.	159,300	11,643,237
		34,974,574
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	164,000	12,003,160
Electrical Equipment - 0.7%
Emerson Electric Co.	167,400	7,799,166
Industrial Conglomerates - 5.0%
3M Co.	26,900	2,198,537
Danaher Corp.	162,100	7,625,184
General Electric Co.	1,857,500	33,267,825
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	512,597	10,738,907
Siemens AG	8,345	798,508
		54,628,961
Machinery - 0.9%
Ingersoll-Rand PLC	233,899	7,126,903
PACCAR, Inc.	90,500	3,391,035
		10,517,938
Road & Rail - 0.3%
Union Pacific Corp.	30,200	3,199,388
TOTAL INDUSTRIALS		123,123,187
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 3.1%
Cisco Systems, Inc.	1,124,200	20,325,536
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	288,165	$ 5,881,448
QUALCOMM, Inc.	142,800	7,811,160
		34,018,144
Computers & Peripherals - 6.9%
Apple, Inc. (a)	139,101	56,335,902
EMC Corp. (a)	444,800	9,580,992
Hewlett-Packard Co.	384,000	9,891,840
		75,808,734
Electronic Equipment & Components - 0.7%
Corning, Inc.	550,400	7,144,192
Internet Software & Services - 3.0%
Google, Inc. Class A (a)	51,250	33,102,375
IT Services - 5.1%
Accenture PLC Class A	118,700	6,318,401
Cognizant Technology Solutions Corp. Class A (a)	127,300	8,186,663
International Business Machines Corp.	87,100	16,015,948
MasterCard, Inc. Class A	38,400	14,316,288
Visa, Inc. Class A	113,300	11,503,349
		56,340,649
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	259,300	3,347,563
Texas Instruments, Inc.	194,600	5,664,806
		9,012,369
Software - 3.9%
Microsoft Corp.	930,100	24,145,396
Oracle Corp.	627,300	16,090,245
salesforce.com, Inc. (a)	19,500	1,978,470
		42,214,111
TOTAL INFORMATION TECHNOLOGY		257,640,574
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	91,300	4,179,714
UTILITIES - 0.8%
Electric Utilities - 0.4%
Duke Energy Corp.	33,600	739,200
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	38,900	$ 2,368,232
PPL Corp.	50,430	1,483,651
		4,591,083
Multi-Utilities - 0.4%
National Grid PLC	369,642	3,573,226
TOTAL UTILITIES		8,164,309
TOTAL COMMON STOCKS (Cost $1,042,016,843)		1,067,427,230
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Porsche Automobil Holding SE (Germany)	110,730	5,926,651
Volkswagen AG	47,700	7,146,738
		13,073,389
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,506,666)		13,073,389
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.11% (b) (Cost $12,804,521)	12,804,521	12,804,521
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,069,328,030)		1,093,305,140
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,539,593
NET ASSETS - 100%		$ 1,096,844,733
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
104 CME E-mini S&P 500 Index Contracts	March 2012	$ 6,513,520	$ (19,215)
The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,617
Fidelity Securities Lending Cash Central Fund	27,920
Total	$ 31,537
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 130,303,089	$ 130,303,089	$ -	$ -
Consumer Staples	120,687,176	120,687,176	-	-
Energy	151,814,214	151,814,214	-	-
Financials	173,540,352	173,540,352	-	-
Health Care	111,048,004	111,048,004	-	-
Industrials	123,123,187	122,324,679	798,508	-
Information Technology	257,640,574	257,640,574	-	-
Materials	4,179,714	4,179,714	-	-
Utilities	8,164,309	4,591,083	3,573,226	-
Money Market Funds	12,804,521	12,804,521	-	-
Total Investments in Securities:	$ 1,093,305,140	$ 1,088,933,406	$ 4,371,734	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (19,215)	$ (19,215)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (19,215)
Total Equity Risk	$ -	$ (19,215)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	3.5%
Germany	1.4%
Canada	1.3%
Ireland	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,056,523,509)	$ 1,080,500,619
Fidelity Central Funds (cost $12,804,521)	12,804,521
Total Investments (cost $1,069,328,030)		$ 1,093,305,140
Foreign currency held at value (cost $263)		264
Receivable for investments sold		7,329,153
Receivable for fund shares sold		4,029,933
Dividends receivable		1,812,850
Distributions receivable from Fidelity Central Funds		3,868
Prepaid expenses		2,905
Other receivables		23,979
Total assets		1,106,508,092

Liabilities
Payable for investments purchased	$ 6,928,105
Payable for fund shares redeemed	2,037,989
Accrued management fee	402,725
Distribution and service plan fees payable	4,584
Payable for daily variation margin on futures contracts	19,215
Other affiliated payables	245,962
Other payables and accrued expenses	24,779
Total liabilities		9,663,359

Net Assets		$ 1,096,844,733
Net Assets consist of:
Paid in capital		$ 1,228,220,249
Distributions in excess of net investment income		(167,645)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(155,167,491)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,959,620
Net Assets		$ 1,096,844,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,010,273 ÷ 498,336 shares)	$ 10.05

Maximum offering price per share (100/94.25 of $10.05)	$ 10.66
Class T: Net Asset Value and redemption price per share ($1,813,635 ÷ 180,118 shares)	$ 10.07

Maximum offering price per share (100/96.50 of $10.07)	$ 10.44
Class B: Net Asset Value and offering price per share ($648,364 ÷ 64,668 shares)A	$ 10.03

Class C: Net Asset Value and offering price per share ($2,790,550 ÷ 279,566 shares)A	$ 9.98

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($951,853,830 ÷ 94,266,057 shares)	$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($134,728,081 ÷ 13,377,024 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Dividends		$ 10,551,403
Income from Fidelity Central Funds		31,537
Total income		10,582,940

Expenses
Management fee	$ 2,262,066
Transfer agent fees	1,294,259
Distribution and service plan fees	23,291
Accounting and security lending fees	164,425
Custodian fees and expenses	22,900
Independent trustees' compensation	3,015
Registration fees	50,664
Audit	27,227
Legal	3,701
Interest	588
Miscellaneous	3,441
Total expenses before reductions	3,855,577
Expense reductions	(10,107)	3,845,470
Net investment income (loss)		6,737,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,792,462
Foreign currency transactions	(7,490)
Futures contracts	(209,511)
Total net realized gain (loss)		8,575,461
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,015,631)
Assets and liabilities in foreign currencies	(6,389)
Futures contracts	(19,215)
Total change in net unrealized appreciation (depreciation)		(28,041,235)
Net gain (loss)		(19,465,774)
Net increase (decrease) in net assets resulting from operations		$ (12,728,304)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,737,470	$ 7,510,892
Net realized gain (loss)	8,575,461	43,232,954
Change in net unrealized appreciation (depreciation)	(28,041,235)	104,537,333
Net increase (decrease) in net assets resulting from operations	(12,728,304)	155,281,179
Distributions to shareholders from net investment income	(11,753,098)	(4,840,262)
Share transactions - net increase (decrease)	190,795,859	273,329,633
Total increase (decrease) in net assets	166,314,457	423,770,550

Net Assets
Beginning of period	930,530,276	506,759,726
End of period (including distributions in excess of net investment income of $167,645 and undistributed net investment income of $4,847,983, respectively)	$ 1,096,844,733	$ 930,530,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 8.07	$ 7.20	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.05	.07	.06	.10	.05
Net realized and unrealized gain (loss)	(.28)	2.28	.92	(2.65)	(.77)
Total from investment operations	(.23)	2.35	.98	(2.55)	(.72)
Distributions from net investment income	(.09)	(.05)	(.11)	(.12)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.09)	(.05)	(.11)	(.14)	-
Net asset value, end of period	$ 10.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Total ReturnB,C,D	(2.16)%	29.23%	13.65%	(25.98)%	(6.79)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.04%A	1.06%	1.10%	1.13%	1.02%A
Expenses net of fee waivers, if any	1.04%A	1.06%	1.10%	1.13%	1.02%A
Expenses net of all reductions	1.04%A	1.06%	1.10%	1.13%	1.01%A
Net investment income (loss)	1.11%A	.76%	.66%	1.44%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,010	$ 4,169	$ 2,238	$ 806	$ 106
Portfolio turnover rateG	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 8.07	$ 7.20	$ 9.88	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.04	.05	.03	.09	.04
Net realized and unrealized gain (loss)	(.28)	2.29	.93	(2.67)	(.77)
Total from investment operations	(.24)	2.34	.96	(2.58)	(.73)
Distributions from net investment income	(.07)	(.03)	(.09)	(.08)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.07)	(.03)	(.09)	(.10)	-
Net asset value, end of period	$ 10.07	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Total ReturnB,C,D	(2.31)%	29.08%	13.32%	(26.21)%	(6.88)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.32%A	1.32%	1.36%	1.36%	1.32%A
Expenses net of fee waivers, if any	1.32%A	1.32%	1.36%	1.36%	1.32%A
Expenses net of all reductions	1.32%A	1.32%	1.35%	1.36%	1.32%A
Net investment income (loss)	.83%A	.50%	.41%	1.21%	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,814	$ 1,682	$ 1,073	$ 446	$ 136
Portfolio turnover rateG	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 8.02	$ 7.19	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.02	-K	(.01)	.05	.02
Net realized and unrealized gain (loss)	(.28)	2.28	.92	(2.66)	(.76)
Total from investment operations	(.26)	2.28	.91	(2.61)	(.74)
Distributions from net investment income	(.01)	-	(.08)	(.05)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.01)	-	(.08)	(.07)	-
Net asset value, end of period	$ 10.03	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Total ReturnB,C,D	(2.51)%	28.43%	12.60%	(26.56)%	(6.97)%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.81%A	1.83%	1.88%	1.88%	1.73%A
Expenses net of fee waivers, if any	1.81%A	1.83%	1.88%	1.88%	1.73%A
Expenses net of all reductions	1.81%A	1.82%	1.88%	1.88%	1.73%A
Net investment income (loss)	.34%A	.00%H	(.12)%	.68%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 648	$ 764	$ 667	$ 263	$ 107
Portfolio turnover rateG	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 8.01	$ 7.16	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.02	-J	(.01)	.05	.02
Net realized and unrealized gain (loss)	(.28)	2.27	.92	(2.66)	(.76)
Total from investment operations	(.26)	2.27	.91	(2.61)	(.74)
Distributions from net investment income	(.04)	-	(.06)	(.08)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.04)	-	(.06)	(.10)	-
Net asset value, end of period	$ 9.98	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Total ReturnB,C,D	(2.53)%	28.34%	12.72%	(26.56)%	(6.97)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.80%A	1.81%	1.86%	1.88%	1.71%A
Expenses net of fee waivers, if any	1.80%A	1.81%	1.86%	1.88%	1.71%A
Expenses net of all reductions	1.80%A	1.81%	1.85%	1.88%	1.71%A
Net investment income (loss)	.35%A	.01%	(.10)%	.69%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,791	$ 1,913	$ 807	$ 470	$ 98
Portfolio turnover rateG	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 8.11	$ 7.23	$ 9.91	$ 12.06	$ 10.31
Income from Investment Operations
Net investment income (loss)D	.07	.10	.08	.13	.14	.09
Net realized and unrealized gain (loss)	(.28)	2.29	.93	(2.67)	(1.60)	1.93
Total from investment operations	(.21)	2.39	1.01	(2.54)	(1.46)	2.02
Distributions from net investment income	(.12)	(.07)	(.13)	(.12)	(.07)	(.09)
Distributions from net realized gain	-	-	-	(.02)	(.62)	(.18)
Total distributions	(.12)	(.07)	(.13)	(.14)	(.69)	(.27)
Net asset value, end of period	$ 10.10	$ 10.43	$ 8.11	$ 7.23	$ 9.91	$ 12.06
Total ReturnB,C	(1.98)%	29.61%	13.93%	(25.77)%	(12.73)%	20.05%
Ratios to Average Net AssetsE,G
Expenses before reductions	.78%A	.79%	.81%	.79%	.75%	.81%
Expenses net of fee waivers, if any	.78%A	.79%	.80%	.78%	.74%	.81%
Expenses net of all reductions	.78%A	.78%	.79%	.78%	.74%	.81%
Net investment income (loss)	1.37%A	1.04%	.96%	1.78%	1.28%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 951,854	$ 785,233	$ 500,407	$ 253,164	$ 667,542	$ 205,163
Portfolio turnover rateF	60%A	53%	97%	138%	97%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 8.09	$ 7.22	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss)D	.07	.10	.08	.13	.07
Net realized and unrealized gain (loss)	(.29)	2.30	.92	(2.67)	(.77)
Total from investment operations	(.22)	2.40	1.00	(2.54)	(.70)
Distributions from net investment income	(.11)	(.09)	(.13)	(.13)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.11)	(.09)	(.13)	(.15)	-
Net asset value, end of period	$ 10.07	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Total ReturnB,C	(2.05)%	29.74%	13.89%	(25.81)%	(6.60)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.78%A	.79%	.88%	.77%	.70%A
Expenses net of fee waivers, if any	.78%A	.79%	.88%	.77%	.70%A
Expenses net of all reductions	.78%A	.78%	.87%	.77%	.70%A
Net investment income (loss)	1.37%A	1.04%	.88%	1.79%	1.57%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,728	$ 136,768	$ 1,568	$ 515	$ 93
Portfolio turnover rateF	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2011 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 90,133,511
Gross unrealized depreciation	(73,716,943)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,416,568

Tax cost	$ 1,076,888,572

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (45,984,850)
2018	(109,353,222)
Total capital loss carryforward	$ (155,338,072)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $209,511 and a change in net unrealized appreciation (depreciation) of $19,215 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $469,513,262 and $299,235,788, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,571	$ 448
Class T	.25%	.25%	4,120	-
Class B	.75%	.25%	3,285	2,464
Class C	.75%	.25%	10,315	3,078
			$ 23,291	$ 5,990

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,919
Class T	400
Class B*	755
Class C*	54
$ 4,128

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,165.28
Class T	2,483.30
Class B	975.30
Class C	2,894.28
Mega Cap Stock	1,090,130.26
Institutional Class	191,612.27
	$ 1,294,259

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,794 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,605,375.32%		$ 535

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,229 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $27,920. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $3,312,000. The weighted average interest rate was .58%. The interest expense amounted to $53 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,107 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2011	Year ended June 30, 2011
From net investment income
Class A	$ 41,978	$ 15,699
Class T	11,957	4,295
Class B	701	-
Class C	10,116	-
Mega Cap Stock	10,229,962	4,094,618
Institutional Class	1,458,384	725,650
Total	$ 11,753,098	$ 4,840,262

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011	Six months ended December 31, 2011	Year ended June 30, 2011
Class A
Shares sold	146,198	220,973	$ 1,399,310	$ 2,204,584
Reinvestment of distributions	3,634	1,526	35,610	14,210
Shares redeemed	(53,473)	(97,950)	(519,989)	(951,110)
Net increase (decrease)	96,359	124,549	$ 914,931	$ 1,267,684
Class T
Shares sold	40,614	70,794	$ 406,676	$ 699,083
Reinvestment of distributions	1,213	459	11,925	4,248
Shares redeemed	(23,818)	(42,060)	(232,362)	(396,340)
Net increase (decrease)	18,009	29,193	$ 186,239	$ 306,991
Class B
Shares sold	4,161	19,392	$ 39,157	$ 183,567
Reinvestment of distributions	69	-	689	-
Shares redeemed	(13,808)	(28,265)	(131,668)	(272,700)
Net increase (decrease)	(9,578)	(8,873)	$ (91,822)	$ (89,133)
Class C
Shares sold	127,109	96,864	$ 1,273,370	$ 975,147
Reinvestment of distributions	856	-	8,451	-
Shares redeemed	(34,528)	(11,544)	(320,542)	(114,846)
Net increase (decrease)	93,437	85,320	$ 961,279	$ 860,301
Mega Cap Stock
Shares sold	29,632,991	34,124,104	$ 293,162,557	$ 350,713,479
Reinvestment of distributions	965,264	418,751	9,476,452	3,910,800
Shares redeemed	(11,606,723)	(20,989,740)	(113,254,685)	(199,951,600)
Net increase (decrease)	18,991,532	13,553,115	$ 189,384,324	$ 154,672,679
Institutional Class
Shares sold	4,523,294	16,010,762	$ 42,450,955	$ 148,274,212
Reinvestment of distributions	144,898	75,239	1,415,456	703,651
Shares redeemed	(4,444,444)	(3,126,457)	(44,425,503)	(32,666,752)
Net increase (decrease)	223,748	12,959,544	$ (559,092)	$ 116,311,111

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class B of the fund and the cumulative total returns of a broad-based securities market index ("benchmark").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGII-USAN-0212
1.855229.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Institutional Class

Semiannual Report

December 31, 2011

Institutional Class
is a class of Fidelity®
Mega Cap Stock Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Class A	1.04%
Actual		$ 1,000.00	$ 978.40	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.28
Class T	1.32%
Actual		$ 1,000.00	$ 976.90	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.70
Class B	1.81%
Actual		$ 1,000.00	$ 974.90	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.04	$ 9.17
Class C	1.80%
Actual		$ 1,000.00	$ 974.70	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.09	$ 9.12
Mega Cap Stock	.78%
Actual		$ 1,000.00	$ 980.20	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96
Institutional Class	.78%
Actual		$ 1,000.00	$ 979.50	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	3.6
Wells Fargo & Co.	4.6	5.1
Exxon Mobil Corp.	4.4	4.5
JPMorgan Chase & Co.	4.0	4.2
Chevron Corp.	3.4	3.3
General Electric Co.	3.0	1.7
Google, Inc. Class A	3.0	2.1
Procter & Gamble Co.	2.5	1.8
Microsoft Corp.	2.2	1.9
Merck & Co., Inc.	1.9	1.8
	34.1
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	23.0
Financials	15.8	17.5
Energy	13.8	11.0
Consumer Discretionary	11.9	12.3
Industrials	11.2	11.2
Asset Allocation (% of fund's net assets)
As of December 31, 2011 *		As of June 30, 2011 **
	Stocks and Equity Futures 99.1%		Stocks 99.8%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	10.0%	** Foreign investments	13.4%

Semiannual Report

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW)	24,457	$ 1,638,574
Distributors - 0.2%
Li & Fung Ltd.	1,336,000	2,473,628
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	16,700	545,088
McDonald's Corp.	110,700	11,106,531
Yum! Brands, Inc.	114,000	6,727,140
		18,378,759
Media - 4.9%
Comcast Corp. Class A (special) (non-vtg.)	724,100	17,059,796
The Walt Disney Co.	224,500	8,418,750
Time Warner Cable, Inc.	73,000	4,640,610
Time Warner, Inc.	509,600	18,416,944
Viacom, Inc. Class B (non-vtg.)	112,500	5,108,625
		53,644,725
Multiline Retail - 1.5%
Target Corp.	316,300	16,200,886
Specialty Retail - 2.3%
Home Depot, Inc.	222,100	9,337,084
Lowe's Companies, Inc.	557,900	14,159,502
Staples, Inc.	100,543	1,396,542
		24,893,128
TOTAL CONSUMER DISCRETIONARY		117,229,700
CONSUMER STAPLES - 11.0%
Beverages - 2.5%
PepsiCo, Inc.	296,300	19,659,505
The Coca-Cola Co.	113,400	7,934,598
		27,594,103
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	216,400	8,824,792
Sysco Corp.	130,500	3,827,565
Walgreen Co.	230,200	7,610,412
		20,262,769
Food Products - 0.6%
Danone	112,317	7,061,258
Household Products - 4.8%
Colgate-Palmolive Co.	105,200	9,719,428
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	210,400	$ 15,477,024
Procter & Gamble Co.	410,400	27,377,784
		52,574,236
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	71,300	6,764,944
Philip Morris International, Inc.	81,930	6,429,866
		13,194,810
TOTAL CONSUMER STAPLES		120,687,176
ENERGY - 13.8%
Energy Equipment & Services - 1.4%
Halliburton Co.	286,400	9,883,664
National Oilwell Varco, Inc.	59,200	4,025,008
Schlumberger Ltd.	27,500	1,878,525
		15,787,197
Oil, Gas & Consumable Fuels - 12.4%
Apache Corp.	66,400	6,014,512
Chevron Corp.	347,900	37,016,560
Exxon Mobil Corp.	575,171	48,751,494
Hess Corp.	16,400	931,520
Occidental Petroleum Corp.	127,300	11,928,010
Royal Dutch Shell PLC Class A sponsored ADR	207,000	15,129,630
Suncor Energy, Inc.	328,600	9,479,839
Talisman Energy, Inc.	229,000	2,918,716
Williams Companies, Inc.	116,800	3,856,736
		136,027,017
TOTAL ENERGY		151,814,214
FINANCIALS - 15.8%
Capital Markets - 2.4%
BlackRock, Inc. Class A	11,800	2,103,232
Charles Schwab Corp.	329,900	3,714,674
Goldman Sachs Group, Inc.	72,800	6,583,304
Morgan Stanley	468,600	7,089,918
Northern Trust Corp.	64,400	2,554,104
State Street Corp.	105,700	4,260,767
		26,305,999
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 7.7%
Bank of Montreal	11,700	$ 641,984
BB&T Corp.	535,100	13,468,467
HSBC Holdings PLC sponsored ADR	27,700	1,055,370
Standard Chartered PLC (United Kingdom)	125,721	2,751,264
U.S. Bancorp	582,700	15,762,035
Wells Fargo & Co.	1,820,630	50,176,563
		83,855,683
Diversified Financial Services - 5.2%
Citigroup, Inc.	518,170	13,633,053
JPMorgan Chase & Co.	1,318,500	43,840,125
		57,473,178
Insurance - 0.5%
MetLife, Inc.	189,400	5,905,492
TOTAL FINANCIALS		173,540,352
HEALTH CARE - 10.1%
Biotechnology - 1.4%
Amgen, Inc.	231,990	14,896,078
Health Care Equipment & Supplies - 0.1%
St. Jude Medical, Inc.	26,700	915,810
Health Care Providers & Services - 2.0%
Aetna, Inc.	77,200	3,257,068
Express Scripts, Inc. (a)	38,200	1,707,158
McKesson Corp.	126,100	9,824,451
Medco Health Solutions, Inc. (a)	31,400	1,755,260
WellPoint, Inc.	88,353	5,853,386
		22,397,323
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	69,500	3,125,415
Pharmaceuticals - 6.3%
Abbott Laboratories	225,200	12,662,996
GlaxoSmithKline PLC sponsored ADR	171,600	7,830,108
Johnson & Johnson	88,000	5,771,040
Merck & Co., Inc.	554,100	20,889,570
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	940,100	$ 20,343,764
Roche Holding AG (participation certificate)	13,072	2,215,900
		69,713,378
TOTAL HEALTH CARE		111,048,004
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	186,500	10,136,275
Raytheon Co.	99,900	4,833,162
The Boeing Co.	114,000	8,361,900
United Technologies Corp.	159,300	11,643,237
		34,974,574
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	164,000	12,003,160
Electrical Equipment - 0.7%
Emerson Electric Co.	167,400	7,799,166
Industrial Conglomerates - 5.0%
3M Co.	26,900	2,198,537
Danaher Corp.	162,100	7,625,184
General Electric Co.	1,857,500	33,267,825
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	512,597	10,738,907
Siemens AG	8,345	798,508
		54,628,961
Machinery - 0.9%
Ingersoll-Rand PLC	233,899	7,126,903
PACCAR, Inc.	90,500	3,391,035
		10,517,938
Road & Rail - 0.3%
Union Pacific Corp.	30,200	3,199,388
TOTAL INDUSTRIALS		123,123,187
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 3.1%
Cisco Systems, Inc.	1,124,200	20,325,536
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	288,165	$ 5,881,448
QUALCOMM, Inc.	142,800	7,811,160
		34,018,144
Computers & Peripherals - 6.9%
Apple, Inc. (a)	139,101	56,335,902
EMC Corp. (a)	444,800	9,580,992
Hewlett-Packard Co.	384,000	9,891,840
		75,808,734
Electronic Equipment & Components - 0.7%
Corning, Inc.	550,400	7,144,192
Internet Software & Services - 3.0%
Google, Inc. Class A (a)	51,250	33,102,375
IT Services - 5.1%
Accenture PLC Class A	118,700	6,318,401
Cognizant Technology Solutions Corp. Class A (a)	127,300	8,186,663
International Business Machines Corp.	87,100	16,015,948
MasterCard, Inc. Class A	38,400	14,316,288
Visa, Inc. Class A	113,300	11,503,349
		56,340,649
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	259,300	3,347,563
Texas Instruments, Inc.	194,600	5,664,806
		9,012,369
Software - 3.9%
Microsoft Corp.	930,100	24,145,396
Oracle Corp.	627,300	16,090,245
salesforce.com, Inc. (a)	19,500	1,978,470
		42,214,111
TOTAL INFORMATION TECHNOLOGY		257,640,574
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	91,300	4,179,714
UTILITIES - 0.8%
Electric Utilities - 0.4%
Duke Energy Corp.	33,600	739,200
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	38,900	$ 2,368,232
PPL Corp.	50,430	1,483,651
		4,591,083
Multi-Utilities - 0.4%
National Grid PLC	369,642	3,573,226
TOTAL UTILITIES		8,164,309
TOTAL COMMON STOCKS (Cost $1,042,016,843)		1,067,427,230
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Porsche Automobil Holding SE (Germany)	110,730	5,926,651
Volkswagen AG	47,700	7,146,738
		13,073,389
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,506,666)		13,073,389
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.11% (b) (Cost $12,804,521)	12,804,521	12,804,521
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,069,328,030)		1,093,305,140
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,539,593
NET ASSETS - 100%		$ 1,096,844,733
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
104 CME E-mini S&P 500 Index Contracts	March 2012	$ 6,513,520	$ (19,215)
The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,617
Fidelity Securities Lending Cash Central Fund	27,920
Total	$ 31,537
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 130,303,089	$ 130,303,089	$ -	$ -
Consumer Staples	120,687,176	120,687,176	-	-
Energy	151,814,214	151,814,214	-	-
Financials	173,540,352	173,540,352	-	-
Health Care	111,048,004	111,048,004	-	-
Industrials	123,123,187	122,324,679	798,508	-
Information Technology	257,640,574	257,640,574	-	-
Materials	4,179,714	4,179,714	-	-
Utilities	8,164,309	4,591,083	3,573,226	-
Money Market Funds	12,804,521	12,804,521	-	-
Total Investments in Securities:	$ 1,093,305,140	$ 1,088,933,406	$ 4,371,734	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (19,215)	$ (19,215)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (19,215)
Total Equity Risk	$ -	$ (19,215)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	3.5%
Germany	1.4%
Canada	1.3%
Ireland	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,056,523,509)	$ 1,080,500,619
Fidelity Central Funds (cost $12,804,521)	12,804,521
Total Investments (cost $1,069,328,030)		$ 1,093,305,140
Foreign currency held at value (cost $263)		264
Receivable for investments sold		7,329,153
Receivable for fund shares sold		4,029,933
Dividends receivable		1,812,850
Distributions receivable from Fidelity Central Funds		3,868
Prepaid expenses		2,905
Other receivables		23,979
Total assets		1,106,508,092

Liabilities
Payable for investments purchased	$ 6,928,105
Payable for fund shares redeemed	2,037,989
Accrued management fee	402,725
Distribution and service plan fees payable	4,584
Payable for daily variation margin on futures contracts	19,215
Other affiliated payables	245,962
Other payables and accrued expenses	24,779
Total liabilities		9,663,359

Net Assets		$ 1,096,844,733
Net Assets consist of:
Paid in capital		$ 1,228,220,249
Distributions in excess of net investment income		(167,645)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(155,167,491)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,959,620
Net Assets		$ 1,096,844,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,010,273 ÷ 498,336 shares)	$ 10.05

Maximum offering price per share (100/94.25 of $10.05)	$ 10.66
Class T: Net Asset Value and redemption price per share ($1,813,635 ÷ 180,118 shares)	$ 10.07

Maximum offering price per share (100/96.50 of $10.07)	$ 10.44
Class B: Net Asset Value and offering price per share ($648,364 ÷ 64,668 shares)A	$ 10.03

Class C: Net Asset Value and offering price per share ($2,790,550 ÷ 279,566 shares)A	$ 9.98

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($951,853,830 ÷ 94,266,057 shares)	$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($134,728,081 ÷ 13,377,024 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Dividends		$ 10,551,403
Income from Fidelity Central Funds		31,537
Total income		10,582,940

Expenses
Management fee	$ 2,262,066
Transfer agent fees	1,294,259
Distribution and service plan fees	23,291
Accounting and security lending fees	164,425
Custodian fees and expenses	22,900
Independent trustees' compensation	3,015
Registration fees	50,664
Audit	27,227
Legal	3,701
Interest	588
Miscellaneous	3,441
Total expenses before reductions	3,855,577
Expense reductions	(10,107)	3,845,470
Net investment income (loss)		6,737,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,792,462
Foreign currency transactions	(7,490)
Futures contracts	(209,511)
Total net realized gain (loss)		8,575,461
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,015,631)
Assets and liabilities in foreign currencies	(6,389)
Futures contracts	(19,215)
Total change in net unrealized appreciation (depreciation)		(28,041,235)
Net gain (loss)		(19,465,774)
Net increase (decrease) in net assets resulting from operations		$ (12,728,304)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,737,470	$ 7,510,892
Net realized gain (loss)	8,575,461	43,232,954
Change in net unrealized appreciation (depreciation)	(28,041,235)	104,537,333
Net increase (decrease) in net assets resulting from operations	(12,728,304)	155,281,179
Distributions to shareholders from net investment income	(11,753,098)	(4,840,262)
Share transactions - net increase (decrease)	190,795,859	273,329,633
Total increase (decrease) in net assets	166,314,457	423,770,550

Net Assets
Beginning of period	930,530,276	506,759,726
End of period (including distributions in excess of net investment income of $167,645 and undistributed net investment income of $4,847,983, respectively)	$ 1,096,844,733	$ 930,530,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 8.07	$ 7.20	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.05	.07	.06	.10	.05
Net realized and unrealized gain (loss)	(.28)	2.28	.92	(2.65)	(.77)
Total from investment operations	(.23)	2.35	.98	(2.55)	(.72)
Distributions from net investment income	(.09)	(.05)	(.11)	(.12)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.09)	(.05)	(.11)	(.14)	-
Net asset value, end of period	$ 10.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Total ReturnB,C,D	(2.16)%	29.23%	13.65%	(25.98)%	(6.79)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.04%A	1.06%	1.10%	1.13%	1.02%A
Expenses net of fee waivers, if any	1.04%A	1.06%	1.10%	1.13%	1.02%A
Expenses net of all reductions	1.04%A	1.06%	1.10%	1.13%	1.01%A
Net investment income (loss)	1.11%A	.76%	.66%	1.44%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,010	$ 4,169	$ 2,238	$ 806	$ 106
Portfolio turnover rateG	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 8.07	$ 7.20	$ 9.88	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.04	.05	.03	.09	.04
Net realized and unrealized gain (loss)	(.28)	2.29	.93	(2.67)	(.77)
Total from investment operations	(.24)	2.34	.96	(2.58)	(.73)
Distributions from net investment income	(.07)	(.03)	(.09)	(.08)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.07)	(.03)	(.09)	(.10)	-
Net asset value, end of period	$ 10.07	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Total ReturnB,C,D	(2.31)%	29.08%	13.32%	(26.21)%	(6.88)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.32%A	1.32%	1.36%	1.36%	1.32%A
Expenses net of fee waivers, if any	1.32%A	1.32%	1.36%	1.36%	1.32%A
Expenses net of all reductions	1.32%A	1.32%	1.35%	1.36%	1.32%A
Net investment income (loss)	.83%A	.50%	.41%	1.21%	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,814	$ 1,682	$ 1,073	$ 446	$ 136
Portfolio turnover rateG	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 8.02	$ 7.19	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.02	-K	(.01)	.05	.02
Net realized and unrealized gain (loss)	(.28)	2.28	.92	(2.66)	(.76)
Total from investment operations	(.26)	2.28	.91	(2.61)	(.74)
Distributions from net investment income	(.01)	-	(.08)	(.05)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.01)	-	(.08)	(.07)	-
Net asset value, end of period	$ 10.03	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Total ReturnB,C,D	(2.51)%	28.43%	12.60%	(26.56)%	(6.97)%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.81%A	1.83%	1.88%	1.88%	1.73%A
Expenses net of fee waivers, if any	1.81%A	1.83%	1.88%	1.88%	1.73%A
Expenses net of all reductions	1.81%A	1.82%	1.88%	1.88%	1.73%A
Net investment income (loss)	.34%A	.00%H	(.12)%	.68%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 648	$ 764	$ 667	$ 263	$ 107
Portfolio turnover rateG	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 8.01	$ 7.16	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.02	-J	(.01)	.05	.02
Net realized and unrealized gain (loss)	(.28)	2.27	.92	(2.66)	(.76)
Total from investment operations	(.26)	2.27	.91	(2.61)	(.74)
Distributions from net investment income	(.04)	-	(.06)	(.08)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.04)	-	(.06)	(.10)	-
Net asset value, end of period	$ 9.98	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Total ReturnB,C,D	(2.53)%	28.34%	12.72%	(26.56)%	(6.97)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.80%A	1.81%	1.86%	1.88%	1.71%A
Expenses net of fee waivers, if any	1.80%A	1.81%	1.86%	1.88%	1.71%A
Expenses net of all reductions	1.80%A	1.81%	1.85%	1.88%	1.71%A
Net investment income (loss)	.35%A	.01%	(.10)%	.69%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,791	$ 1,913	$ 807	$ 470	$ 98
Portfolio turnover rateG	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 8.11	$ 7.23	$ 9.91	$ 12.06	$ 10.31
Income from Investment Operations
Net investment income (loss)D	.07	.10	.08	.13	.14	.09
Net realized and unrealized gain (loss)	(.28)	2.29	.93	(2.67)	(1.60)	1.93
Total from investment operations	(.21)	2.39	1.01	(2.54)	(1.46)	2.02
Distributions from net investment income	(.12)	(.07)	(.13)	(.12)	(.07)	(.09)
Distributions from net realized gain	-	-	-	(.02)	(.62)	(.18)
Total distributions	(.12)	(.07)	(.13)	(.14)	(.69)	(.27)
Net asset value, end of period	$ 10.10	$ 10.43	$ 8.11	$ 7.23	$ 9.91	$ 12.06
Total ReturnB,C	(1.98)%	29.61%	13.93%	(25.77)%	(12.73)%	20.05%
Ratios to Average Net AssetsE,G
Expenses before reductions	.78%A	.79%	.81%	.79%	.75%	.81%
Expenses net of fee waivers, if any	.78%A	.79%	.80%	.78%	.74%	.81%
Expenses net of all reductions	.78%A	.78%	.79%	.78%	.74%	.81%
Net investment income (loss)	1.37%A	1.04%	.96%	1.78%	1.28%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 951,854	$ 785,233	$ 500,407	$ 253,164	$ 667,542	$ 205,163
Portfolio turnover rateF	60%A	53%	97%	138%	97%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 8.09	$ 7.22	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss)D	.07	.10	.08	.13	.07
Net realized and unrealized gain (loss)	(.29)	2.30	.92	(2.67)	(.77)
Total from investment operations	(.22)	2.40	1.00	(2.54)	(.70)
Distributions from net investment income	(.11)	(.09)	(.13)	(.13)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.11)	(.09)	(.13)	(.15)	-
Net asset value, end of period	$ 10.07	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Total ReturnB,C	(2.05)%	29.74%	13.89%	(25.81)%	(6.60)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.78%A	.79%	.88%	.77%	.70%A
Expenses net of fee waivers, if any	.78%A	.79%	.88%	.77%	.70%A
Expenses net of all reductions	.78%A	.78%	.87%	.77%	.70%A
Net investment income (loss)	1.37%A	1.04%	.88%	1.79%	1.57%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,728	$ 136,768	$ 1,568	$ 515	$ 93
Portfolio turnover rateF	60%A	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2011 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 90,133,511
Gross unrealized depreciation	(73,716,943)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,416,568

Tax cost	$ 1,076,888,572

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (45,984,850)
2018	(109,353,222)
Total capital loss carryforward	$ (155,338,072)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $209,511 and a change in net unrealized appreciation (depreciation) of $19,215 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $469,513,262 and $299,235,788, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,571	$ 448
Class T	.25%	.25%	4,120	-
Class B	.75%	.25%	3,285	2,464
Class C	.75%	.25%	10,315	3,078
			$ 23,291	$ 5,990

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,919
Class T	400
Class B*	755
Class C*	54
$ 4,128

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,165.28
Class T	2,483.30
Class B	975.30
Class C	2,894.28
Mega Cap Stock	1,090,130.26
Institutional Class	191,612.27
	$ 1,294,259

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,794 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,605,375.32%		$ 535

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,229 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $27,920. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $3,312,000. The weighted average interest rate was .58%. The interest expense amounted to $53 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,107 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2011	Year ended June 30, 2011
From net investment income
Class A	$ 41,978	$ 15,699
Class T	11,957	4,295
Class B	701	-
Class C	10,116	-
Mega Cap Stock	10,229,962	4,094,618
Institutional Class	1,458,384	725,650
Total	$ 11,753,098	$ 4,840,262

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011	Six months ended December 31, 2011	Year ended June 30, 2011
Class A
Shares sold	146,198	220,973	$ 1,399,310	$ 2,204,584
Reinvestment of distributions	3,634	1,526	35,610	14,210
Shares redeemed	(53,473)	(97,950)	(519,989)	(951,110)
Net increase (decrease)	96,359	124,549	$ 914,931	$ 1,267,684
Class T
Shares sold	40,614	70,794	$ 406,676	$ 699,083
Reinvestment of distributions	1,213	459	11,925	4,248
Shares redeemed	(23,818)	(42,060)	(232,362)	(396,340)
Net increase (decrease)	18,009	29,193	$ 186,239	$ 306,991
Class B
Shares sold	4,161	19,392	$ 39,157	$ 183,567
Reinvestment of distributions	69	-	689	-
Shares redeemed	(13,808)	(28,265)	(131,668)	(272,700)
Net increase (decrease)	(9,578)	(8,873)	$ (91,822)	$ (89,133)
Class C
Shares sold	127,109	96,864	$ 1,273,370	$ 975,147
Reinvestment of distributions	856	-	8,451	-
Shares redeemed	(34,528)	(11,544)	(320,542)	(114,846)
Net increase (decrease)	93,437	85,320	$ 961,279	$ 860,301
Mega Cap Stock
Shares sold	29,632,991	34,124,104	$ 293,162,557	$ 350,713,479
Reinvestment of distributions	965,264	418,751	9,476,452	3,910,800
Shares redeemed	(11,606,723)	(20,989,740)	(113,254,685)	(199,951,600)
Net increase (decrease)	18,991,532	13,553,115	$ 189,384,324	$ 154,672,679
Institutional Class
Shares sold	4,523,294	16,010,762	$ 42,450,955	$ 148,274,212
Reinvestment of distributions	144,898	75,239	1,415,456	703,651
Shares redeemed	(4,444,444)	(3,126,457)	(44,425,503)	(32,666,752)
Net increase (decrease)	223,748	12,959,544	$ (559,092)	$ 116,311,111

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class B of the fund and the cumulative total returns of a broad-based securities market index ("benchmark").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGIII-USAN-0212
1.855222.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 23, 2012